UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

	64106	922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106	(Zip code)
(Zip code)	(Zip code)	(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia,

PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2015

Item 1.	Schedule of Investments.

COMMERCE GROWTH FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 95.8%
Commercial Services – 2.0%
7,900	Moody’s Corp.	$ 872,397
16,400	Tyco International PLC	623,036

		1,495,433

Communications – 2.2%
17,974	AT&T, Inc.	624,417
21,800	Verizon Communications, Inc.	1,020,022

		1,644,439

Consumer Durables* – 1.0%
13,725	Jarden Corp.	754,875

Consumer Non-Durables – 15.3%
17,300	Altria Group, Inc.	940,774
12,600	Colgate-Palmolive Co.	857,052
9,400	Dr Pepper Snapple Group, Inc.	754,068
13,800	Kellogg Co.	913,146
8,100	Kimberly-Clark Corp.	931,257
8,200	Mead Johnson Nutrition Co.	724,798
8,400	Nike, Inc. Class B	967,848
8,400	PepsiCo, Inc.	809,340
10,200	Philip Morris International, Inc.	872,406
11,500	Reynolds American, Inc.	986,585
23,200	The Coca-Cola Co.	953,056
9,700	The Estee Lauder Cos., Inc. Class A	864,367
11,400	V. F. Corp.	878,826

		11,453,523

Consumer Services – 6.1%
14,600	CBS Corp. Class B	780,662
13,600	Comcast Corp. Class A	848,776
13,700	eBay, Inc.*	385,244
23,300	Service Corp.	710,883
9,700	The Walt Disney Co.	1,164,000
11,800	Viacom, Inc. Class B	672,600

		4,562,165

Distribution Services – 2.0%
3,900	McKesson Corp.	860,223
2,900	W.W. Grainger, Inc.	663,259

		1,523,482

Electronic Technology – 9.8%
35,200	Apple, Inc.	4,269,760
26,400	Intel Corp.	764,280
4,300	Lockheed Martin Corp.	890,530
12,200	QUALCOMM, Inc.	785,558
7,300	Rockwell Collins, Inc.	617,726

		7,327,854

Finance – 9.9%
10,000	Crown Castle International Corp.	819,100
8,300	Erie Indemnity Co. Class A	716,373
10,400	Extra Space Storage, Inc.	764,608
3,700	Intercontinental Exchange, Inc.	843,748
17,900	Invesco Ltd.	690,940
9,500	Mastercard, Inc. Class A	925,300
4,300	Public Storage	882,274
10,700	T. Rowe Price Group, Inc.	825,291
12,400	Visa, Inc. Class A	934,216

		7,401,850

Health Services* – 1.2%
12,200	Cerner Corp.	874,984

Shares	Description	Value
Common Stocks – (continued)
Health Technology – 9.5%
5,500	Amgen, Inc.	$ 971,245
5,800	Becton Dickinson & Co.	882,470
6,600	Bio-Techne Corp.	721,908
4,300	C. R. Bard, Inc.	845,595
8,700	Gilead Sciences, Inc.*	1,025,382
8,500	Johnson & Johnson	851,785
8,700	Stryker Corp.	889,749
6,800	Thermo Fisher Scientific, Inc.	948,804

		7,136,938

Industrial Services – 1.2%
17,900	Waste Management, Inc.	915,227

Process Industries – 6.0%
19,600	Donaldson Co, Inc.	658,560
7,700	Ecolab, Inc.	891,737
7,500	Monsanto Co.	764,175
14,300	RPM International, Inc.	670,241
2,900	The Sherwin-Williams Co.	805,504
6,700	W.R. Grace & Co.*	676,231

		4,466,448

Producer Manufacturing – 7.0%
22,600	Allison Transmission Holdings, Inc.	659,468
13,700	AMETEK, Inc.	726,785
8,300	Honeywell International, Inc.	871,915
8,800	Illinois Tool Works, Inc.	787,336
6,600	Lennox International, Inc.	779,262
2,100	Mettler-Toledo International, Inc.*	708,960
7,200	United Technologies Corp.	722,232

		5,255,958

Retail Trade – 8.3%
2,200	Amazon.com, Inc.*	1,179,530
1,300	AutoZone, Inc.*	911,222
8,700	Dollar Tree, Inc.*	678,861
12,000	Lowe’s Cos., Inc.	832,320
12,200	Macy’s, Inc.	842,532
7,200	The Home Depot, Inc.	842,616
23,000	The Kroger Co.	902,520

		6,189,601

Technology Services – 13.2%
10,700	Adobe Systems, Inc.*	877,293
12,900	Autodesk, Inc.*	652,482
9,600	Automatic Data Processing, Inc.	765,792
11,700	Facebook, Inc. Class A*	1,099,917
9,900	Fiserv, Inc.*	859,914
2,700	Google, Inc. Class A*	1,775,250
803	Google, Inc. Class C*	502,365
5,200	International Business Machines Corp.	842,348
28,300	Microsoft Corp.	1,321,610
14,900	Paychex, Inc.	691,360
13,700	PayPal Holdings, Inc.*	530,190

		9,918,521

Transportation – 1.1%
8,400	United Parcel Service, Inc. Class B	859,824

TOTAL COMMON STOCKS		$71,781,122

Exchange Traded Fund – 2.8%
20,500	iShares Russell 1000 Growth Index Fund	$ 2,091,615

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.4%
Repurchase Agreement – 1.4%
State Street Bank & Trust Co.
$ 1,028,000	0.000%	08/03/15	$ 1,028,000
Maturity Value: $1,028,000

TOTAL INVESTMENTS – 100.0%			$74,900,737

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%			(25,667)

NET ASSETS – 100.0%			$74,875,070

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on July 31, 2015. This agreement was fully collateralized by $1,000,000, U.S. Treasury Note, 2.625%, due 11/15/20 with a market value of $1,050,000.

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$58,490,810
Gross unrealized gain	17,302,075
Gross unrealized loss	(892,148)
Net unrealized security gain	$16,409,927

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 99.0%
Communications – 4.0%
119,000	AT&T, Inc.	$ 4,134,060
88,000	Verizon Communications, Inc.	4,117,520

		8,251,580

Consumer Durables – 1.8%
62,000	Tupperware Brands Corp.	3,625,140

Consumer Non-Durables – 8.6%
84,000	Altria Group, Inc.	4,567,920
38,000	Kimberly-Clark Corp.	4,368,860
52,000	Procter & Gamble Co.	3,988,400
54,000	Reynolds American, Inc.	4,632,660

		17,557,840

Consumer Services – 3.7%
45,000	Darden Restaurants, Inc.	3,319,200
43,000	McDonald’s Corp.	4,293,980

		7,613,180

Distribution Services – 2.0%
111,000	SYSCO Corp.	4,030,410

Electronic Technology – 5.8%
131,000	Intel Corp.	3,792,450
22,000	Lockheed Martin Corp.	4,556,200
83,500	Microchip Technology, Inc.	3,577,140

		11,925,790

Energy Minerals – 10.6%
83,000	Chevron Corp.	7,343,840
133,000	ConocoPhillips	6,695,220
49,000	Exxon Mobil Corp.	3,881,290
53,000	Occidental Petroleum Corp.	3,720,600

		21,640,950

Finance – 24.3%
62,000	Bank of Hawaii Corp.	4,183,140
101,000	BB&T Corp.	4,067,270
53,000	Cullen/Frost Bankers, Inc.	3,839,850
110,000	HCP, Inc.	4,250,400
130,000	JPMorgan Chase & Co.	8,908,900
175,000	Kimco Realty Corp.	4,324,250
79,000	Principal Financial Group, Inc.	4,385,290
40,000	T. Rowe Price Group, Inc.	3,085,200
84,000	Waddell & Reed Financial, Inc. Class A	3,772,440
155,000	Wells Fargo & Co.	8,969,850

		49,786,590

Health Technology – 10.0%
60,000	Baxalta, Inc.*	1,969,800
60,000	Baxter International, Inc.	2,404,800
41,500	Johnson & Johnson	4,158,715
90,000	Merck & Co., Inc.	5,306,400
182,000	Pfizer, Inc.	6,562,920

		20,402,635

Industrial Services – 3.9%
105,000	Kinder Morgan, Inc.	3,637,200
87,000	Waste Management, Inc.	4,448,310

		8,085,510

Shares	Description	Value
Common Stocks – (continued)
Process Industries – 3.6%
60,000	E. I. du Pont de Nemours and Co.	$ 3,345,600
92,000	Sonoco Products Co.	3,797,760
12,000	The Chemours Co.	131,040

		7,274,400

Producer Manufacturing – 6.1%
48,000	Caterpillar, Inc.	3,774,240
72,000	Emerson Electric Co.	3,726,000
190,000	General Electric Co.	4,959,000

		12,459,240

Retail Trade – 3.7%
115,000	Coach, Inc.	3,588,000
50,000	Target Corp.	4,092,500

		7,680,500

Technology Services – 4.0%
90,000	Microsoft Corp.	4,203,000
86,000	Paychex, Inc.	3,990,400

		8,193,400

Utilities – 6.9%
45,500	Dominion Resources, Inc.	3,262,350
31,000	NextEra Energy, Inc.	3,261,200
119,000	PPL Corp.	3,785,390
85,000	The Southern Co.	3,802,050

		14,110,990

TOTAL COMMON STOCKS		$202,638,155

Exchange Traded Fund – 0.5%
10,000	iShares Russell 1000 Value Index Fund	$ 1,029,100

TOTAL INVESTMENTS – 99.5%		$203,667,255

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		1,104,463

NET ASSETS – 100.0%		$204,771,718

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

COMMERCE VALUE FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$182,443,536
Gross unrealized gain	29,942,467
Gross unrealized loss	(8,718,748)
Net unrealized security gain	$21,223,719

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 92.9%
Commercial Services – 8.6%
8,200	Equifax, Inc.	$ 837,466
9,000	Gartner, Inc.*	797,130
21,800	KAR Auction Services, Inc.	848,674
10,400	Morningstar, Inc.	885,976
13,300	MSCI, Inc.	906,528
16,900	Nielsen NV	818,974
6,300	The Dun & Bradstreet Corp.	786,051

		5,880,799

Communications* – 1.2%
6,600	SBA Communications Corp. Class A	796,752

Consumer Durables – 4.7%
13,500	Harley-Davidson, Inc.	787,050
15,500	Jarden Corp.*	852,500
21,900	Toll Brothers, Inc.*	852,348
12,200	Tupperware Brands Corp.	713,334

		3,205,232

Consumer Non-Durables – 7.4%
9,800	Church & Dwight Co., Inc.	846,034
18,100	Coca-Cola Enterprises, Inc.	924,548
7,100	Constellation Brands, Inc. Class A*	852,142
10,700	Dr Pepper Snapple Group, Inc.	858,354
10,200	McCormick & Co., Inc.	836,502
7,700	The Hershey Co.	715,253

		5,032,833

Consumer Services – 9.2%
1,200	Chipotle Mexican Grill, Inc.*	890,676
15,300	Dunkin’ Brands Group, Inc.	824,517
9,600	Marriott International, Inc. Class A	697,056
36,700	Regal Entertainment Group Class A	756,020
30,350	Rollins, Inc.	880,150
9,700	Scripps Networks Interactive, Inc. Class A	607,026
28,200	Service Corp.	860,382
9,200	Wyndham Worldwide Corp.	759,184

		6,275,011

Distribution Services – 1.1%
3,400	W.W. Grainger, Inc.	777,614

Electronic Technology – 7.9%
14,100	Amphenol Corp. Class A	795,381
10,700	Harris Corp.	887,458
9,700	Lam Research Corp.	745,639
16,100	Linear Technology Corp.	660,100
11,800	Motorola Solutions, Inc.	709,888
8,800	Rockwell Collins, Inc.	744,656
3,700	TransDigm Group, Inc.*	837,310

		5,380,432

Finance – 8.0%
5,800	Boston Properties, Inc.	715,024
14,000	CBOE Holdings, Inc.	867,720
9,700	Crown Castle International Corp.	794,527
9,300	Erie Indemnity Co. Class A	802,683
5,700	Federal Realty Investment Trust	779,703
3,400	Intercontinental Exchange, Inc.	775,336
9,800	T. Rowe Price Group, Inc.	755,874

		5,490,867

Shares	Description	Value
Common Stocks – (continued)
Health Services* – 2.5%
12,100	Cerner Corp.	$ 867,812
6,600	Laboratory Corporation of America Holdings	840,114

		1,707,926

Health Technology – 8.8%
8,300	Bio-Techne Corp.	907,854
4,800	C. R. Bard, Inc.	943,920
15,700	DENTSPLY International, Inc.	893,487
8,500	Sirona Dental Systems, Inc.*	882,130
11,200	St. Jude Medical, Inc.	826,784
4,800	The Cooper Cos., Inc.	849,600
6,800	Zimmer Biomet Holdings, Inc.	707,676

		6,011,451

Process Industries – 3.4%
16,000	Crown Holdings, Inc.*	824,160
15,200	RPM International, Inc.	712,424
2,800	The Sherwin-Williams Co.	777,728

		2,314,312

Producer Manufacturing – 10.6%
11,400	A.O. Smith Corp.	818,748
25,900	Allison Transmission Holdings, Inc.	755,762
15,200	AMETEK, Inc.	806,360
11,600	Graco, Inc.	829,284
10,300	IDEX Corp.	783,109
2,400	Mettler-Toledo International, Inc.*	810,240
13,000	PACCAR, Inc.	842,920
12,100	The Toro Co.	826,793
6,800	Valmont Industries, Inc.	756,364

		7,229,580

Retail Trade – 10.4%
1,300	AutoZone, Inc.*	911,222
9,300	Carter’s, Inc.	943,113
12,633	Dollar Tree, Inc.*	985,753
12,700	Foot Locker, Inc.	895,985
10,000	Nordstrom, Inc.	763,100
3,700	O’Reilly Automotive, Inc.*	889,147
15,600	Ross Stores, Inc.	829,296
10,400	Williams-Sonoma, Inc.	880,464

		7,098,080

Technology Services – 9.1%
2,700	Alliance Data Systems Corp.*	742,608
10,400	Fiserv, Inc.*	903,344
17,300	Informatica Corp.*	839,396
16,000	Paychex, Inc.	742,400
20,000	PTC, Inc.*	727,000
18,200	SolarWinds, Inc.*	725,998
15,900	Solera Holdings, Inc.	581,781
19,700	Total System Services, Inc.	910,534

		6,173,061

TOTAL COMMON STOCKS		$63,373,950

Exchange Traded Fund – 4.7%
32,600	iShares Russell Midcap Growth Index Fund	$ 3,200,342

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.5%
Repurchase Agreement – 2.5%
State Street Bank & Trust Co.
$ 1,679,000	0.000%	08/03/15	$ 1,679,000
Maturity Value: $1,679,000

TOTAL INVESTMENTS – 100.1%			$68,253,292

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(68,756)

NET ASSETS – 100.0%			$68,184,536

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on July 31, 2015. This agreement was fully collateralized by $1,635,000 U.S. Treasury Note, 2.625%, due 11/15/20 with a market value of $1,716,750.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$54,159,058
Gross unrealized gain	15,328,873
Gross unrealized loss	(1,234,639)
Net unrealized security gain	$14,094,234

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 12.7%
Auto – 2.4%
Avis Budget Rental Car Funding AESOP LLC Series 2015- 2A, Class A(a)
$ 5,000,000	2.630%	12/20/21	$ 5,011,490
California Republic Auto Receivables Trust Series 2012-1, Class A(a)
63,668	1.180	08/15/17	63,733
CPS Auto Trust Series 2012-B, Class A(a)
703,755	2.520	09/16/19	707,927
Exeter Automobile Receivables Trust Series 2014-3A, Class A(a)
2,017,812	1.320	01/15/19	2,015,004
Flagship Credit Auto Trust Series 2013-1, Class A(a)
599,919	1.320	04/16/18	599,782
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A
3,000,000	1.920	01/15/19	3,034,344
NextGear Floorplan Master Owner Trust Series 2015-1A, Class A(a)
4,500,000	1.800	07/15/19	4,499,465
Oscar US Funding Trust Series 2014-1A, Class A3(a)
7,450,000	1.720	04/15/19	7,458,730

			23,390,475

Commercial – 0.0%
Small Business Administration Series 2006-P10B, Class 1
51,048	5.681	08/10/16	52,646

Credit Card – 0.6%
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1
5,680,000	2.250	07/17/23	5,670,668

Equipment(a) – 1.3%
Cronos Containers Program Ltd. Series 2013-1A, Class A
775,000	3.080	04/18/28	769,707
Cronos Containers Program Ltd. Series 2014-2A, Class A
4,629,630	3.270	11/18/29	4,661,440
Dong Fang Container Finance II SPV Ltd. Series 2014-1A, Class A1
3,833,333	1.950	11/25/39	3,788,292
Global SC Finance SRL Series 2013-1A, Class A
3,394,500	2.980	04/17/28	3,391,570

			12,611,009

Home Equity – 4.4%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(b)
1,231,270	0.967	01/25/35	1,187,063
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
1,641,836	4.694	05/25/34	1,643,327
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(c)
2,685,367	5.907	06/25/32	2,610,480
Countrywide Asset-Backed Certificates Series 2004-BC5, Class M2(b)
2,099,057	1.027	10/25/34	2,091,952
Countrywide Asset-Backed Certificates Series 2005-SD2, Class M2(a)(b)
3,622,116	1.282	08/25/35	3,502,948
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
833,497	0.391	02/25/37	531,184
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(c)
515,139	4.250	09/25/33	519,190

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Equity One ABS, Inc. Series 2004-2, Class AF5(c)
$ 450,000	5.699%	07/25/34	$ 449,949
Invitation Homes Trust Series 2013-SFR1, Class A(a)(b)
3,404,728	1.400	12/17/30	3,396,223
Invitation Homes Trust Series 2015-SFR2, Class A(a)(b)
4,410,891	1.536	06/17/32	4,417,274
Irwin Home Equity Series 2005-A, Class A3(b)
1,451,621	0.947	02/25/34	1,405,439
JPMorgan Mortgage Acquisition Corp. Series 2006-CH1, Class A5(b)
3,300,000	0.415	07/25/36	3,150,559
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(b)
6,650,000	0.862	12/25/34	6,183,330
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(c)
410,923	4.814	11/25/35	415,515
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(c)
1,125,000	5.140	11/25/35	1,065,600
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6(c)
405,081	3.900	03/25/33	412,748
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6(c)
2,561,894	5.490	10/25/33	2,682,379
Residential Funding Mortgage Securities II, Inc. Series 2000-HI2, Class AI5(c)
32,990	8.350	03/25/25	32,799
Residential Funding Mortgage Securities II, Inc. Series 2000-HI4, Class AI7(c)
88,635	8.480	09/25/30	88,463
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(c)
2,663,531	6.740	07/25/29	2,592,638
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
1,340,515	1.312	06/25/33	1,286,100
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(c)
1,327,076	5.250	06/25/35	1,349,245
Terwin Mortgage Trust Series 2005-16HE, Class AF2(c)
275,624	4.341	09/25/36	283,880
Wells Fargo Home Equity Trust Series 2006-2, Class A4(b)
2,825,000	0.437	07/25/36	2,637,202

			43,935,487

Manufactured Housing – 0.3%
Green Tree Financial Corp. Series 1993-4, Class A5
94,914	7.050	01/15/19	97,113
Green Tree Financial Corp. Series 1997-3, Class A6
26,031	7.320	03/15/28	27,251
Green Tree Financial Corp. Series 1998-3, Class A5
1,957,565	6.220	03/01/30	2,072,746
Green Tree Financial Corp. Series 1998-3, Class A6(b)
244,505	6.760	03/01/30	260,836
Lehman Manufactured Housing Contract Series 2001-B, Class A3
153,550	4.350	04/15/40	157,853
Mid-State Trust Series 11, Class A1
283,681	4.864	07/15/38	300,551

			2,916,350

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Other – 2.4%
FirstKey Lending Trust Series 2015-SFR1, Class A(a)
$ 695,603	2.553%	03/09/47	$ 691,285
Longtrain Leasing III LLC Series 2015-1A, Class A1(a)
5,690,559	2.980	01/15/45	5,689,057
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
8,000,000	3.242	01/01/31	8,019,360
TAL Advantage V LLC Series 2014-3A, Class A(a)
4,666,667	3.270	11/21/39	4,720,693
Textainer Marine Containers Ltd. Series 2014-1A, Class A(a)
4,588,000	3.270	10/20/39	4,603,805

			23,724,200

Student Loans – 1.3%
Navient Private Education Loan Trust Series 2015-AA, Class A2A(a)
8,000,000	2.650	12/15/28	7,981,112
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
808,104	1.044	10/30/45	805,776
SLM Student Loan Trust Series 2011-A, Class A2(a)
4,300,000	4.370	04/17/28	4,556,792

			13,343,680

TOTAL ASSET – BACKED SECURITIES			$125,644,515

Municipal Bond Obligations – 9.5%
California – 2.1%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
$ 4,000,000	5.685%	10/01/40	$ 4,760,360
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(d)
10,590,000	0.000	09/01/42	2,143,840
11,420,000	0.000	09/01/43	2,130,972
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,936,930
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,092,935
Santa Clara County CA Fremont Union High School District GO Bonds Capital Appreciation Election of 2008 Series B(d)
11,005,000	0.000	08/01/37	3,159,425
12,290,000	0.000	08/01/39	3,004,291

			21,228,753

District of Columbia – 0.6%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,743,850

Florida – 0.2%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,153,480

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Idaho – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
$ 4,100,000	7.000%	01/01/31	$ 4,613,730

Illinois – 0.2%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)
1,100,000	5.650	10/01/18	1,184,634
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,202,990

			2,387,624

Indiana – 0.5%
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage)
5,000,000	3.000	01/15/26	5,050,850

Iowa – 0.1%
Iowa Student Loan Liquidity Corp. Revenue Bonds Series A-1 (AMT)
1,410,000	3.500	12/01/15	1,418,404

Maryland – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,108,240

Michigan – 0.2%
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)
1,500,000	5.875	05/01/22	1,613,235

Missouri – 1.4%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	3,237,950
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,103,960
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Taxable Series B
1,570,000	4.693	01/01/16	1,594,602
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,095,736
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,476,487
Saint Louis Special Administrative Board of The Transitional School District GO Bonds (Taxable-Refunding) (MO Direct Deposit) Series B
1,800,000	4.000	04/01/17	1,878,048

			13,386,783

Nevada – 0.3%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,833,454

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – 0.4%
New Jersey State Economic Development Authority Revenue Bonds (Taxable-Refunding) (School Facilities Construction) Series QQ
$ 3,000,000	1.802%	06/15/17	$ 2,984,820
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,345,462

			4,330,282

New York – 1.0%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,256,820
1,055,000	5.008	06/01/22	1,202,151
New York Housing Development Corporation Multi-Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,633,878
New York State Housing Finance Agency Personal Income Tax Revenue Bonds Taxable Economic Development & Housing Series B
3,925,000	5.220	09/15/15	3,947,059

			10,039,908

Ohio – 0.5%
Ohio State GO Build America Bonds Series 2010
2,500,000	3.000	11/01/18	2,627,450
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,143,515

			4,770,965

Pennsylvania – 0.4%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,678,300

Puerto Rico – 0.3%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV
1,100,000	5.500	07/01/20	649,000
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ
3,400,000	5.250	07/01/18	2,006,000

			2,655,000

Rhode Island – 0.2%
Rhode Island Convention Center Authority Revenue Bonds Taxable Civic Center Series A (AGM)
2,155,000	5.810	05/15/16	2,228,248

South Carolina – 0.3%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
3,030,000	4.000	07/01/34	3,121,870

Washington – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,969,220

TOTAL MUNICIPAL BOND OBLIGATIONS			$ 94,332,196

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 17.9%
Collateralized Mortgage Obligations – 11.2%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)
$ 1,621,150	2.516%	04/25/35	$ 1,615,795
Agate Bay Mortgage Loan Trust Series 2015-3, Class A8(a)(b)
2,871,131	3.000	04/25/45	2,863,954
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
1,934,489	6.000	02/25/34	2,055,385
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
966,207	5.500	11/25/20	971,458
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
200,162	6.000	04/25/36	205,176
Bear Stearns Alt-A Trust Series 2004-8, Class 1A(b)
3,002,612	0.887	09/25/34	2,912,993
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
2,202,040	2.468	11/25/35	1,722,264
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(c)
511,440	5.750	01/25/34	533,374
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
48,347	5.500	08/25/21	48,668
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
1,159,323	6.750	08/25/34	1,273,226
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
954,546	2.818	12/25/35	842,458
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
374,521	2.767	04/25/37	306,953
Citigroup Mortgage Loan Trust, Inc. Series 2009-5, Class 7A1(a)(b)
1,370,272	0.537	07/25/36	1,342,339
Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(b)
5,673,298	3.500	06/25/58	5,718,866
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
178,933	5.500	07/25/36	179,236
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
336,094	5.250	09/25/19	342,809
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
122,087	6.500	08/25/32	122,561
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
349,019	6.000	07/25/37	357,046
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
266,975	4.750	01/25/19	270,892
Countrywide Home Loans Trust Series 2005-27, Class 2A1
1,328,515	5.500	12/25/35	1,204,216
Countrywide Home Loans Trust Series 2005-6, Class 2A1
335,405	5.500	04/25/35	331,451
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
2,078,730	0.727	03/25/35	1,936,464
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
423,350	5.250	07/25/33	436,226
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
5,541,693	5.500	07/25/35	5,694,156

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(b)
$ 3,768,940	3.000%	06/25/43	$ 3,714,468
FHLMC REMIC PAC Series 1579, Class PM
161,441	6.700	09/15/23	183,434
FHLMC REMIC PAC Series 2103, Class TE
115,258	6.000	12/15/28	130,840
FHLMC REMIC PAC Series 2110, Class PG
553,986	6.000	01/15/29	629,224
FHLMC REMIC Series 2391, Class Z
1,499,599	6.000	12/15/31	1,704,660
FHLMC REMIC Series 2603, Class C
653,267	5.500	04/15/23	714,961
FHLMC REMIC Series 2677, Class BC
178,830	4.000	09/15/18	184,368
FHLMC REMIC Series 2866, Class DH
558,022	4.000	09/15/34	583,741
FHLMC REMIC Series 4272, Class DG
3,490,125	3.000	04/15/43	3,562,496
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
777,808	6.000	01/25/35	778,977
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
2,384,445	5.500	05/25/35	2,170,467
FNMA REMIC FNIC PAC Series 2001-45, Class WG
196,109	6.500	09/25/31	225,087
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,419,319
FNMA REMIC PAC Series 2003-14, Class AP
118,260	4.000	03/25/33	125,078
FNMA REMIC PAC Series 2004-53, Class NC
854,313	5.500	07/25/24	935,438
FNMA REMIC Series 2002-73, Class OE
463,653	5.000	11/25/17	479,533
FNMA REMIC Series 2002-82, Class XE
419,209	5.000	12/25/17	429,920
FNMA REMIC Series 2003-83, Class PG
123,608	5.000	06/25/23	129,945
FNMA Series 2003-W6, Class 2A32
182,439	6.500	09/25/42	209,051
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(b)
1,300,925	0.527	12/25/34	1,179,483
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(b)
228,178	2.331	06/25/34	220,160
Impac CMB Trust Series 2003-2F, Class A(b)
673,667	5.730	01/25/33	702,845
Impac CMB Trust Series 2004-4, Class 1A1(b)
2,022,646	0.827	09/25/34	1,931,192
Impac CMB Trust Series 2004-4, Class 2A2(c)
3,140,035	4.976	09/25/34	3,097,205
Impac Secured Assets Corp. Series 2004-2, Class A6(c)
196,441	5.008	08/25/34	206,452
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
1,912,919	6.000	03/25/36	1,679,650
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
612,445	4.884	04/25/37	552,572
JPMorgan Mortgage Trust Series 2013-3, Class A3(a)(b)
3,021,973	3.462	07/25/43	3,033,777

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(b)
$ 3,755,103	3.000%	06/25/29	$ 3,821,549
Lehman XS Trust Series 2005-1, Class 1A4(b)
366,177	0.697	07/25/35	353,100
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(b)
227,322	0.807	08/25/33	211,103
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(b)
1,027,339	2.328	07/25/33	1,005,361
Master Alternative Loans Trust Series 2004-4, Class 1A1
253,589	5.500	05/25/34	269,959
Master Alternative Loans Trust Series 2004-4, Class 8A1
1,424,128	6.500	05/25/34	1,478,461
Master Alternative Loans Trust Series 2004-9, Class A6(c)
749,495	5.143	08/25/34	785,127
Master Asset Securitization Trust Series 2003-10, Class 3A1
126,969	5.500	11/25/33	132,391
Master Asset Securitization Trust Series 2003-7, Class 1A1
233,098	5.500	09/25/33	241,510
Master Asset Securitization Trust Series 2004-3, Class 5A1
10,724	6.250	01/25/32	10,858
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)
421,930	1.699	03/25/33	394,878
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
1,928,654	5.577	11/25/35	1,924,806
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
1,538,591	6.000	08/25/37	1,400,914
NRP Mortgage Trust Series 2013-1, Class A23(a)(b)
3,468,687	3.250	07/25/43	3,483,751
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates Series 2005-1, Class M3(b)
1,370,000	1.042	02/25/35	1,310,682
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
1,528,907	2.437	05/25/38	1,443,170
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
1,402,255	5.763	11/25/21	1,287,422
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
50,499	5.316	07/25/35	52,133
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
968,115	4.750	04/25/33	982,273
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
2,444,179	5.750	02/25/34	2,529,603
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
384,674	0.687	07/25/35	322,863
Residential Asset Securitization Trust Series 2004-A6, Class A1
596,809	5.000	08/25/19	610,990
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
202,119	6.000	05/25/33	212,584
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
299,580	5.500	11/25/35	277,957
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
882,255	5.750	12/25/35	834,625

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
$ 474,170	5.500%	12/25/21	$ 481,868
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
795,747	0.807	11/20/34	760,687
Sequoia Mortgage Trust Series 2012-2, Class A3(b)
2,500,000	3.500	04/25/42	2,543,288
Sequoia Mortgage Trust Series 2015-2, Class A10(a)(b)
2,927,520	3.500	05/25/45	3,003,867
Sequoia Mortgage Trust Series 2015-3, Class A5(a)(b)
4,989,148	3.000	07/25/45	5,005,338
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)
1,410,427	2.430	10/25/34	1,433,160
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)
346,649	2.529	04/25/34	343,112
Structured Asset Securities Corp. Series 2003-29, Class 5A4
1,186,932	5.250	09/25/33	1,235,633
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
600,843	2.442	10/25/33	590,624
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
980,619	2.503	11/25/33	968,843
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)
454,360	2.587	11/25/33	444,821
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B(c)
793,533	5.710	06/25/34	803,564
Structured Asset Securities Corp. Series 2005-6, Class 5A2
86,564	5.000	05/25/35	88,382
Structured Asset Securities Corp. Series 2005-6, Class 5A4
119,809	5.000	05/25/35	121,965
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
634,283	5.500	06/25/20	644,180
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
581,038	2.626	09/25/35	565,380
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
579,687	5.250	03/25/37	594,865

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$111,209,956

Commercial Mortgage Obligations – 5.9%
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A2
$ 5,000,000	2.962%	11/10/46	$ 5,159,510
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2
5,000,000	2.674	04/10/48	5,084,155
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class A2
2,520,000	2.904	10/10/46	2,595,738
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
3,020,000	3.147	02/10/47	3,135,542
Commercial Mortgage Trust Series 2012-CR2, Class A2
1,775,000	2.025	08/15/45	1,797,718

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
Commercial Mortgage Trust Series 2012-CR4, Class A2
$ 1,000,000	1.801%		10/15/45	$ 1,005,786
Commercial Mortgage Trust Series 2013-CR6, Class A2
2,035,000	2.122		03/10/46	2,061,805
Commercial Mortgage Trust Series 2014-CR15, Class A2
5,000,000	2.928		02/10/47	5,158,445
Commercial Mortgage Trust Series 2014-LC15, Class A2
700,000	2.840		04/10/47	720,120
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
1,500,000	3.046		04/15/47	1,551,489
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A2
1,915,000	2.773		10/15/48	1,951,098
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2
3,000,000	1.868		11/15/45	3,022,050
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A2
4,000,000	2.916		02/15/47	4,125,024
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A2
7,830,000	2.933		03/15/48	8,057,728
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
5,000,000	2.739		04/15/48	5,098,135
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A1
1,732,047	1.524		01/10/45	1,737,463
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A2
2,455,000	2.895		03/15/47	2,529,183
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class A2
3,500,000	3.036		05/15/47	3,620,309

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS				$ 58,411,298

Mortgage-Backed Pass-Through Obligations – 0.8%
FHLMC
$ 4,073	8.500%		02/01/19	$ 4,113
19,457	8.500		03/01/21	19,852
296,104	7.000		05/01/26	348,111
4,770	7.000		10/01/30	4,785
40,830	7.500		12/01/30	50,604
70,469	7.500		01/01/31	85,658
124,480	7.000		08/01/31	148,280
1,428,700	5.000		05/01/33	1,582,845
321,807	2.459	(b)	05/01/34	342,031
398,782	2.342	(b)	01/01/36	428,635
FNMA
8,727	9.000		11/01/21	8,835
55,206	9.000		02/01/25	62,458
13,229	6.500		03/01/26	15,184
2,101,309	2.500		05/01/28	2,124,063
15,480	8.000		07/01/28	16,263
47,956	6.500		10/01/28	55,868
38,439	2.455	(b)	12/01/28	39,429
60,561	6.000		07/01/29	68,610
30,100	7.500		09/01/29	32,403
47,418	7.000		03/01/31	53,347
14,618	7.500		03/01/31	17,053

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
FNMA – (continued)
$ 55,625	7.000%		11/01/31	$ 63,054
40,441	7.000		01/01/32	41,654
187,914	6.000		12/01/32	214,617
56,307	1.788	(b)	02/01/33	59,082
232,284	5.000		07/01/33	256,756
306,797	2.365	(b)	10/01/34	326,786
272,132	2.385	(b)	02/01/35	290,597
GNMA
120,772	8.000		02/15/22	133,179
40,443	7.500		08/20/25	47,502
198,288	7.500		07/20/26	238,883
140,157	6.500		04/15/31	159,935
221,201	6.500		05/15/31	252,416

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$ 7,592,888

TOTAL MORTGAGE-BACKED OBLIGATIONS				$177,214,142

Corporate Obligations – 49.6%
Aerospace/Defense – 0.4%
Goodrich Corp.
$ 1,000,000	4.875%		03/01/20	$ 1,097,968
United Technologies Corp.
2,000,000	5.700		04/15/40	2,370,544

				3,468,512

Auto Manufacturers – 0.5%
General Motors Co.
2,000,000	5.000		04/01/35	1,927,198
Hyundai Capital America(a)
2,900,000	2.550		02/06/19	2,924,743

				4,851,941

Beverages – 0.9%
Anheuser-Busch Cos., LLC
4,609,000	6.800		08/20/32	5,893,432
Anheuser-Busch InBev Worldwide, Inc.
500,000	7.750		01/15/19	591,430
PepsiCo, Inc.
2,500,000	4.500		01/15/20	2,739,877

				9,224,739

Cable TV – 0.2%
Comcast Corp.
1,250,000	6.400		05/15/38	1,563,406

Chemicals – 0.5%
FMC Corp.
3,000,000	5.200		12/15/19	3,291,312
Sigma-Aldrich Corp.
2,000,000	3.375		11/01/20	2,084,882

				5,376,194

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Commercial Banks – 5.6%
Bank of Nova Scotia(a)
$ 5,000,000	1.950%	01/30/17	$ 5,078,080
Barclays Bank PLC
2,000,000	5.125	01/08/20	2,228,626
Citizens Bank NA
3,000,000	2.450	12/04/19	2,995,422
Commonwealth Bank of Australia(a)
3,400,000	2.250	03/16/17	3,467,310
Credit Suisse New York
3,000,000	3.000	10/29/21	2,996,388
HSBC USA, Inc.
1,052,000	9.300	06/01/21	1,380,064
KeyBank NA
5,500,000	2.250	03/16/20	5,460,900
Lloyds Bank PLC
1,640,000	6.375	01/21/21	1,946,777
Manufacturers & Traders Trust Co.
5,840,000	2.250	07/25/19	5,864,534
National Bank of Canada
3,100,000	1.450	11/07/17	3,091,422
PNC Bank NA
1,900,000	6.875	04/01/18	2,129,638
2,500,000	2.950	01/30/23	2,445,077
Rabobank Nederland Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
4,510,000	2.250	01/14/19	4,543,248
U.S. Bancorp
2,050,000	3.600	09/11/24	2,065,031
U.S. Bank NA
5,380,000	2.125	10/28/19	5,399,018
Wachovia Bank NA
2,000,000	5.000	08/15/15	2,002,492
Wells Fargo Bank NA
2,000,000	6.180	02/15/36	2,314,836

			55,408,863

Commercial Services – 1.2%
Community Health Network, Inc.
2,225,000	4.237	05/01/25	2,264,772
Henry J. Kaiser Family Foundation
6,250,000	3.356	12/01/25	6,347,012
Northwestern University
1,000,000	4.643	12/01/44	1,116,314
The ADT Corp.
2,000,000	2.250	07/15/17	1,992,500

			11,720,598

Communications Equipment – 0.6%
Cisco Systems, Inc.
2,700,000	4.450	01/15/20	2,963,417
2,000,000	2.450	06/15/20	2,018,718
Juniper Networks, Inc.
1,220,000	3.300	06/15/20	1,236,331

			6,218,466

Computer Services – 0.0%
International Business Machines Corp.
300,000	5.700	09/14/17	327,901

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Diversified Manufacturing – 0.6%
GE Capital Trust I(b)
$ 3,525,000	6.375%		11/15/67	$ 3,777,073
Parker-Hannifin Corp.
2,000,000	3.500		09/15/22	2,068,320

				5,845,393

Electric – 1.3%
Carolina Power & Light Co.
2,000,000	2.800		05/15/22	1,977,856
Columbus Southern Power Co.
2,870,000	5.850		10/01/35	3,422,280
Emerson Electric Co.
1,000,000	6.125		04/15/39	1,253,920
PacifiCorp
2,000,000	3.850		06/15/21	2,130,072
1,900,000	6.100		08/01/36	2,391,093
Southern California Edison Co.
1,000,000	5.550		01/15/37	1,189,606
The Connecticut Light & Power Co.
415,000	5.650		05/01/18	461,835

				12,826,662

Financial – 10.2%
Abbey National Treasury Services PLC
1,000,000	3.050		08/23/18	1,037,204
Air Lease Corp.
3,000,000	3.375		01/15/19	3,060,000
1,175,000	3.875		04/01/21	1,189,088
American Express Credit Corp.
4,700,000	2.250		08/15/19	4,713,682
American Honda Finance Corp.(a)
1,500,000	1.500		09/11/17	1,506,948
Bank of America Corp.
2,000,000	5.700		01/24/22	2,276,468
3,000,000	3.875		08/01/25	3,028,629
Bank One Corp.(c)
1,000,000	8.530		03/01/19	1,192,945
BlackRock, Inc.
5,000,000	4.250		05/24/21	5,491,875
Blackstone Holdings Finance Co. LLC(a)
1,000,000	6.625		08/15/19	1,165,167
3,000,000	5.875		03/15/21	3,472,971
Caterpillar Financial Services Corp.
2,300,000	2.100		06/09/19	2,311,249
CDP Financial, Inc.(a)
1,000,000	3.150		07/24/24	1,015,744
Citigroup, Inc.
2,500,000	2.500		07/29/19	2,507,190
3,000,000	5.500		09/13/25	3,284,211
CME Group, Inc.
1,685,000	3.000		09/15/22	1,691,073
Ford Motor Credit Co. LLC
1,000,000	6.625		08/15/17	1,091,248
2,500,000	4.134		08/04/25	2,512,865
Franklin Resources, Inc.
5,000,000	2.850		03/30/25	4,844,055
General Electric Capital Corp.
150,000	0.601	(b)	12/20/16	150,257
2,000,000	5.625		05/01/18	2,208,386
1,600,000	6.250	(b)	12/29/49	1,737,280

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Invesco Finance PLC
$ 6,509,000	3.125%		11/30/22	$ 6,539,208
Jefferies Group, Inc.
1,600,000	3.875		11/09/15	1,610,594
JPMorgan Chase & Co.
300,000	6.000		01/15/18	329,478
1,600,000	2.250		01/23/20	1,579,582
2,000,000	4.350		08/15/21	2,143,248
150,000	1.295	(b)	04/26/23	147,251
Legg Mason, Inc.
3,895,000	5.625		01/15/44	4,120,104
Merrill Lynch & Co., Inc.
1,270,000	6.875		04/25/18	1,432,424
1,270,000	6.500		07/15/18	1,426,130
Metropolitan Life Insurance Co.(a)
3,000,000	7.700		11/01/15	3,045,315
Morgan Stanley & Co.
2,500,000	4.875		11/01/22	2,651,580
1,875,000	4.100		05/22/23	1,903,556
National Rural Utilities Cooperative Finance Corp.
5,000,000	2.000		01/27/20	4,949,350
Northern Trust Corp.
3,000,000	3.950		10/30/25	3,114,303
NYSE Holdings LLC
1,250,000	2.000		10/05/17	1,263,595
PNC Financial Services Group, Inc.(b)
2,500,000	6.750		12/31/49	2,775,000
TD Ameritrade Holding Corp.
400,000	5.600		12/01/19	455,410
The Charles Schwab Corp.
2,500,000	1.500		03/10/18	2,504,575
Toyota Motor Credit Corp.
2,000,000	1.750		05/22/17	2,024,472
1,000,000	2.000		10/24/18	1,008,924
Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,513,893
1,500,000	4.650		11/04/44	1,460,835

				100,487,362

Food – 0.7%
Campbell Soup Co.
235,000	3.050		07/15/17	242,399
Danone SA(a)
2,700,000	3.000		06/15/22	2,693,034
Pernod-Ricard SA(a)
3,500,000	5.750		04/07/21	3,952,774

				6,888,207

Hardware – 1.0%
Intel Corp.
400,000	1.350		12/15/17	399,871
5,000,000	3.100		07/29/22	5,009,110
Xilinx, Inc.
4,425,000	3.000		03/15/21	4,500,544

				9,909,525

Health Technology – 0.4%
Amgen, Inc.
1,295,000	6.400		02/01/39	1,569,444
Becton, Dickinson & Co.
2,000,000	3.250		11/12/20	2,056,328

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Technology – (continued)
Gilead Sciences, Inc.
$ 300,000	3.050%	12/01/16	$ 307,497

			3,933,269

Healthcare-Products – 0.5%
Baxter International, Inc.
2,650,000	5.375	06/01/18	2,912,909
Medtronic, Inc.(a)
1,875,000	3.150	03/15/22	1,887,634

			4,800,543

Healthcare-Services – 0.9%
Laboratory Corp. of America Holdings
300,000	5.625	12/15/15	305,082
100,000	3.125	05/15/16	101,497
Mayo Clinic Rochester
2,600,000	3.774	11/15/43	2,462,231
Mission Health System, Inc.
5,710,000	3.033	10/01/22	5,540,014
UnitedHealth Group, Inc.
250,000	1.400	10/15/17	249,333

			8,658,157

Household Products – 0.2%
Leggett & Platt, Inc.
2,200,000	3.800	11/15/24	2,236,106

Industrial – 0.7%
Joy Global, Inc.
2,860,000	5.125	10/15/21	3,002,056
Receipts on Corporate Securities Trust NSC-1998-1
710,192	6.375	05/15/17	735,191
Rockwell Automation, Inc.
2,850,000	2.050	03/01/20	2,838,617

			6,575,864

Insurance – 4.2%
American International Group, Inc.
2,000,000	3.750	07/10/25	1,999,856
Assured Guaranty US Holdings, Inc.
1,500,000	5.000	07/01/24	1,543,005
AXA Equitable Life Insurance Co.(a)
6,220,000	7.700	12/01/15	6,346,782
Berkshire Hathaway Finance Corp.
5,000,000	3.000	05/15/22	5,089,485
CNA Financial Corp.
2,215,000	7.350	11/15/19	2,619,909
Genworth Financial, Inc.
738,000	8.625	12/15/16	787,815
2,000,000	7.625	09/24/21	2,147,500
Liberty Mutual Group, Inc.(a)
1,110,000	4.250	06/15/23	1,144,514
MassMutual Global Funding II(a)
2,000,000	2.100	08/02/18	2,021,618
MetLife, Inc.
2,055,000	10.750	08/01/69	3,253,065
PartnerRe Finance B LLC
525,000	5.500	06/01/20	586,474

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Insurance – (continued)
Principal Life Global Funding II(a)
$ 2,000,000	2.200%	04/08/20	$ 1,988,344
Prudential Financial, Inc.(b)
2,000,000	5.875	09/15/42	2,115,000
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,306,662
2,100,000	5.000	06/01/21	2,304,908
Sirius International Group Ltd.(a)
1,269,000	6.375	03/20/17	1,330,200
Symetra Financial Corp.(a)
4,235,000	6.125	04/01/16	4,347,223

			41,932,360

Media – 1.1%
21st Century Fox America, Inc.
1,000,000	7.125	04/08/28	1,243,373
CBS Corp.
2,500,000	7.875	09/01/23	3,065,057
Scripps Networks Interactive, Inc.
2,000,000	2.750	11/15/19	2,014,844
Time Warner, Inc.
4,380,000	3.600	07/15/25	4,234,418

			10,557,692

Metals & Mining – 1.5%
Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375	03/15/18	932,500
Glencore Funding LLC(a)
3,000,000	2.500	01/15/19	2,935,161
Rio Tinto Finance USA Ltd.
3,000,000	5.200	11/02/40	3,020,877
Rio Tinto Finance USA PLC
3,000,000	1.625	08/21/17	2,991,312
The Timken Co.
2,000,000	3.875	09/01/24	1,955,268
2,750,000	6.875	05/08/28	3,352,459

			15,187,577

Oil & Gas – 2.9%
Apache Corp.
2,835,000	5.100	09/01/40	2,710,172
1,360,000	7.375	08/15/47	1,729,756
BG Energy Capital PLC(a)
3,000,000	2.875	10/15/16	3,054,003
BP Capital Markets PLC
6,000,000	1.375	11/06/17	5,989,500
Energen Corp.
2,000,000	4.625	09/01/21	1,865,000
Hess Corp.
2,115,000	7.875	10/01/29	2,647,227
Marathon Oil Corp.
2,000,000	2.700	06/01/20	1,983,094
Phillips 66
3,000,000	4.650	11/15/34	2,959,119
Rowan Cos., Inc.
1,000,000	4.750	01/15/24	939,969
Statoil ASA
2,360,000	2.250	11/08/19	2,374,896

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Oil & Gas – (continued)
Tosco Corp.
$ 2,095,000	8.125%	02/15/30	$ 2,930,750

			29,183,486

Pharmaceuticals – 1.4%
Actavis Funding SCS
3,000,000	2.450	06/15/19	2,979,888
AstraZeneca PLC
500,000	5.900	09/15/17	547,321
3,000,000	1.950	09/18/19	2,995,803
Bayer US Finance LLC(a)
2,000,000	2.375	10/08/19	2,014,896
Johnson & Johnson
400,000	5.150	07/15/18	443,083
McKesson Corp.
225,000	3.250	03/01/16	228,007
Pfizer, Inc.
2,900,000	7.200	03/15/39	3,978,498
Pharmacia Corp.
475,000	6.500	12/01/18	547,904

			13,735,400

Pipelines – 1.8%
Buckeye Partners LP
2,000,000	4.150	07/01/23	1,924,196
DCP Midstream LLC
3,397,000	8.125	08/16/30	3,617,805
DCP Midstream Operating LP
3,000,000	3.875	03/15/23	2,541,921
Energy Transfer Partners LP
3,000,000	4.900	03/15/35	2,673,144
ONEOK Partners LP
875,000	8.625	03/01/19	1,036,049
Tennessee Gas Pipeline Co. LLC
628,000	8.375	06/15/32	759,872
1,450,000	7.625	04/01/37	1,713,686
Williams Partners LP
3,390,000	4.500	11/15/23	3,354,408

			17,621,081

Process Industries – 0.4%
International Paper Co.
2,925,000	8.700	06/15/38	4,052,430

Real Estate – 3.7%
Brookfield Asset Management, Inc.
2,000,000	4.000	01/15/25	1,970,058
Columbia Property Trust Operating Partnership LP
2,000,000	4.150	04/01/25	2,011,834
Digital Realty Trust LP
3,230,000	3.950	07/01/22	3,240,242
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,259,723
825,000	5.000	08/15/22	859,780
1,685,000	4.650	03/15/24	1,680,978
Mid-America Apartments LP
1,860,000	4.300	10/15/23	1,933,161
National Retail Properties, Inc.
1,000,000	3.900	06/15/24	998,987

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate – (continued)
Piedmont Operating Partnership LP
$ 1,290,000	3.400%	06/01/23	$ 1,230,179
2,800,000	4.450	03/15/24	2,826,622
Post Apartment Homes LP
1,500,000	3.375	12/01/22	1,460,153
Select Income REIT
3,000,000	4.150	02/01/22	2,966,769
Simon Property Group LP
2,815,000	3.750	02/01/24	2,896,857
UDR, Inc.
2,640,000	3.750	07/01/24	2,643,234
Ventas Realty LP
2,910,000	3.500	02/01/25	2,790,833
Washington Real Estate Investment Trust
1,580,000	3.950	10/15/22	1,569,823
Weingarten Realty Investors
1,000,000	3.850	06/01/25	993,601
WP Carey, Inc.
2,000,000	4.600	04/01/24	2,021,756
1,575,000	4.000	02/01/25	1,523,778

			36,878,368

Retail – 0.7%
CVS Pass-Through Trust(a)
3,197,841	7.507	01/10/32	3,968,051
O’Reilly Automotive, Inc.
1,000,000	3.800	09/01/22	1,022,756
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,598,581

			6,589,388

Software – 0.3%
Adobe Systems, Inc.
563,000	4.750	02/01/20	618,387
Oracle Corp.
2,685,000	2.250	10/08/19	2,700,917

			3,319,304

Sovereign Agency – 0.2%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,907,489

Telecommunications – 1.5%
AT&T, Inc.
4,000,000	4.800	06/15/44	3,733,276
Bellsouth Capital Funding Corp.
2,465,000	7.875	02/15/30	2,997,317
Orange SA
300,000	2.125	09/16/15	300,382
SBA Tower Trust(a)
3,240,000	5.101	04/15/42	3,348,682
Verizon Communications, Inc.
4,630,000	4.150	03/15/24	4,769,854

			15,149,511

Transportation – 0.3%
Burlington Northern Santa Fe LLC
1,220,000	4.950	09/15/41	1,287,320

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Transportation – (continued)
PACCAR Financial Corp.
$ 1,000,000	1.100%	06/06/17	$ 999,825
Union Pacific Corp.
500,000	4.750	09/15/41	534,717

			2,821,862

Utilities – 2.0%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,833,586
Commonwealth Edison Co.
1,645,000	6.450	01/15/38	2,128,433
Entergy Louisiana LLC
3,000,000	3.780	04/01/25	3,035,193
Gulf Power Co.
1,250,000	4.550	10/01/44	1,302,735
KeySpan Corp.
3,375,000	8.000	11/15/30	4,608,907
Louisville Gas & Electric Co.
1,850,000	4.650	11/15/43	1,976,201
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,500,794
PPL Electric Utilities Corp.
1,025,000	4.750	07/15/43	1,116,974

			19,502,823

Yankee – 1.2%
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,528,118
Canadian Pacific Railway Co.
2,575,000	4.800	08/01/45	2,593,141
UBS AG
7,335,000	7.375	06/15/17	8,031,700

			12,152,959

TOTAL CORPORATE OBLIGATIONS			$490,913,438

Foreign Debt Obligation – 0.0%
Sovereign – 0.0%
Ontario Province of Canada
$ 245,000	1.650%	09/27/19	$ 243,994

U.S. Government Agency Obligations – 3.8%
FFCB
$ 150,000	1.290%	09/25/18	$ 149,568
350,000	1.690	08/28/19	349,478
350,000	1.420	10/22/19	347,846
2,860,000	5.190	04/22/21	3,360,537
FHLB
2,650,000	7.125	02/15/30	3,874,422
FHLMC
2,500,000	5.000	02/16/17	2,667,868
5,500,000	5.500	08/23/17	6,022,885
3,000,000	4.875	06/13/18	3,322,965
FNMA
4,500,000	5.000	02/13/17	4,798,845
3,000,000	5.000	05/11/17	3,227,037
6,000,000	5.375	06/12/17	6,513,606

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
Tennessee Valley Authority
$ 1,786,505	4.929%	01/15/21	$ 1,965,155
980,563	5.131	01/15/21	1,081,070

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$ 37,681,282

U.S. Treasury Obligations – 3.7%
United States Treasury Bond
$ 3,000,000	3.500%	02/15/39	$ 3,345,234
United States Treasury Inflation Protected Securities
303,578	0.125	04/15/17	304,858
370,289	0.125	04/15/18	372,777
United States Treasury Notes
5,000,000	2.750	11/30/16	5,150,780
10,000,000	0.750	12/31/17	9,985,160
6,000,000	1.375	09/30/18	6,055,782
8,000,000	2.125	08/31/20	8,204,376
3,000,000	1.750	10/31/20	3,015,936

TOTAL U.S. TREASURY OBLIGATIONS			$ 36,434,903

Shares	Description	Value
Investment Company – 0.5%
506,527	Vanguard Long-Term Investment Grade Fund Admiral Shares	$ 5,156,448

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(e) – 2.0%
Repurchase Agreement – 2.0%
State Street Bank & Trust Co.
$ 20,017,000	0.000%	08/03/15	$ 20,017,000
Maturity Value: $20,017,000

TOTAL INVESTMENTS – 99.7%			$987,637,918

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			2,652,561

NET ASSETS – 100.0%			$990,290,479

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $162,035,750, which represents approximately 16.4% of net assets as of July 31, 2015.

(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2015.

(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2015. Maturity date disclosed is the ultimate maturity.

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Repurchase agreement was entered into on July 31, 2015. This agreement was fully collateralized by $19,450,000 U.S. Treasury Note, 2.625%, due 11/15/20 with a market value of $20,422,500.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
FFCB	— Federal Farm Credit Bank
FHA	— Insured by Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNIC	— Financial Network Investment Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
PAC	— Planned Amortization Class
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$958,808,402
Gross unrealized gain	49,301,478
Gross unrealized loss	(20,471,962)
Net unrealized security gain	$28,829,516

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 2.9%
Commercial – 0.0%
Small Business Administration Series 2006-P10B, Class 1
$ 20,419	5.681%	08/10/16	$ 21,058

Home Equity(a) – 2.9%
Argent Securities, Inc. Series 2004-W5, Class AV3B
1,698,761	1.087	04/25/34	1,647,728
Bear Stearns Asset Backed Securities Trust Series 2004-SD4, Class A1
1,038,434	1.087	08/25/44	1,046,614
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
516,654	1.087	11/25/34	498,771
Lehman XS Trust Series 2005-7N, Class 1A1A
219,414	0.457	12/25/35	191,880
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
383,537	1.267	03/25/33	370,421
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
241,005	1.587	07/25/34	226,496
Terwin Mortgage Trust Series 2004-9HE, Class A1(b)
175,470	0.987	09/25/34	164,353
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A
366,932	0.487	04/25/34	350,473

			4,496,736

TOTAL ASSET-BACKED SECURITIES			$ 4,517,794

Mortgage-Backed Obligations – 17.4%
Collateralized Mortgage Obligations – 13.2%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
$ 232,365	2.516%	04/25/35	$ 231,597
American Home Mortgage Investment Trust Series 2004-4, Class 5A(a)
1,505,243	2.423	02/25/45	1,527,067
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
210,959	6.000	02/25/34	224,143
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
387,996	2.807	11/25/33	387,910
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
17,486	2.634	09/20/34	17,333
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
137,160	3.382	11/25/34	133,280
Bear Stearns Alt-A Trust Series 2004-8, Class 1A(a)
990,862	0.887	09/25/34	961,288
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
118,516	2.687	09/25/34	118,081
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
122,884	5.375	01/25/35	124,892
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
183,359	2.591	11/19/33	180,066
FHLMC REMIC PAC Series 023, Class PK
172,981	6.000	11/25/23	190,325
FHLMC REMIC PAC Series 159, Class H
11,638	4.500	09/15/21	12,186

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 2022, Class PE
$ 33,606	6.500%	01/15/28	$ 38,533
FHLMC REMIC PAC Series 2109, Class PE
73,025	6.000	12/15/28	82,662
FHLMC REMIC PAC Series 2345, Class PQ
2,732	6.500	08/15/16	2,802
FHLMC REMIC Series 2830, Class DA
21,425	5.000	07/15/19	22,504
FHLMC REMIC Series 2972, Class CA
40,737	4.500	05/15/20	42,019
FHLMC REMIC Series 3634, Class BJ
4,809	3.000	08/15/27	4,810
FHLMC REMIC Series 3795, Class KA
644,959	4.000	11/15/24	658,958
FHLMC REMIC Series 3816, Class HA
1,074,583	3.500	11/15/25	1,133,180
FHLMC REMIC Series 3968, Class AT
210,375	3.500	03/15/38	214,857
First Horizon Mortgage Pass-Through Trust Series 2003-AR3, Class 2A1(a)
669,569	2.614	09/25/33	668,426
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(c)
13,635	0.000	06/25/22	13,114
FNMA REMIC PAC Series 1992-129, Class L
66,709	6.000	07/25/22	72,185
FNMA REMIC PAC Series 1998-36, Class J
1,291	6.000	07/18/28	1,302
FNMA REMIC PAC Series 2001-71, Class MB
18,394	6.000	12/25/16	18,853
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	633,714
FNMA REMIC PAC Series 2003-14, Class AP
159,005	4.000	03/25/33	168,172
FNMA REMIC Series 1991-137, Class H
29,874	7.000	10/25/21	33,049
FNMA REMIC Series 1993-182, Class FA(a)
12,776	1.730	09/25/23	12,943
FNMA REMIC Series 2010-135, Class EA
573,490	3.000	01/25/40	596,899
GNMA REMIC Series 2013-23, Class MC
1,407,179	1.500	01/20/42	1,375,024
GNMA Series 2001-53, Class F(a)
438	0.538	10/20/31	438
GNMA Series 2009-65, Class AF
238,957	4.000	07/20/39	254,279
GNMA Series 2010-115, Class QJ
348,435	3.500	11/20/38	364,180
GNMA Series 2010-14, Class PA
172,795	3.000	02/20/40	177,259
GNMA Series 2010-89, Class GL
868,842	4.000	05/20/39	905,586
GSR Mortgage Loan Trust Series 2003-6F, Class A1
108,928	3.000	09/25/32	107,213
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
87,313	5.500	03/25/19	89,244
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
451,306	0.627	05/25/35	412,177
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,030,605	2.704	01/25/36	931,517
Impac CMB Trust Series 2003-2F, Class A(a)
417,032	5.730	01/25/33	435,095

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Impac CMB Trust Series 2003-8, Class 2A1(a)
$ 170,951	1.087%	10/25/33	$ 164,811
Impac CMB Trust Series 2004-7, Class 1A1(a)
135,632	0.927	11/25/34	128,658
Impac CMB Trust Series 2005-2, Class 2A2(a)
159,615	0.987	04/25/35	145,661
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
972,499	0.537	05/25/36	941,208
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
207,772	2.698	10/25/34	199,442
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
256,209	2.667	04/21/34	257,877
Master Alternative Loans Trust Series 2004-9, Class A6(d)
158,984	5.143	08/25/34	166,542
Master Asset Securitization Trust Series 2004-3, Class 5A1
5,100	6.250	01/25/32	5,163
MortgageIT Trust Series 2005-1, Class 1A1(a)
1,572,778	0.827	02/25/35	1,532,986
MortgageIT Trust Series 2005-1, Class 1A2(a)
1,352,819	0.967	02/25/35	1,270,212
Residential Accredit Loans, Inc. Series 2003-QS4, Class A4(a)
452,645	0.617	03/25/33	440,825
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
54,054	3.129	09/25/34	53,375
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
88,688	4.750	04/25/34	90,352
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AII
22,603	5.000	05/25/18	22,945
Residential Funding Mortgage Securities Corp. Series 2004-S4, Class 2A6
237,423	4.500	04/25/19	239,521
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
10,767	6.250	12/25/23	11,004
Sequoia Mortgage Trust Series 10, Class 1A(a)
77,377	0.988	10/20/27	75,590
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
169,532	0.847	06/20/33	161,388
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
545,068	2.442	10/25/33	535,798
Vendee Mortgage Trust Series 1996-2, Class 1Z
128,314	6.750	06/15/26	147,401
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
54,513	5.000	05/25/18	55,648
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
112,915	5.750	09/25/18	114,734

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 20,340,303

Mortgage-Backed Pass-Through Obligations – 4.2%
FHLMC
$ 18,081	5.500%	08/01/17	$ 18,638
29,984	6.000	10/01/23	33,850
62,396	5.000	05/01/27	68,566
765,635	2.500	04/01/28	773,831
FNMA
3,028	10.500	11/01/15	3,041
5,915	6.000	07/01/16	5,986
77,466	5.500	05/01/19	81,156
75,659	5.500	06/01/20	79,106
939	9.000	07/01/24	952

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
FNMA – (continued)
$ 1,423,985	2.500%		03/01/28	$ 1,439,440
2,289,597	2.500		05/01/28	2,314,343
4,549	2.455	(a)	12/01/28	4,666
860,767	2.500		01/01/30	867,934
16,856	7.000		11/01/31	19,107
274,330	6.000		07/01/33	313,667
178,387	2.199	(a)	02/01/34	190,755
143,057	2.365	(a)	10/01/34	152,378
GNMA(a)
225	2.000		11/20/24	232
530	3.000		12/20/24	555
8,557	1.625		04/20/26	8,904
6,997	1.625		08/20/26	7,219
9,415	1.750		01/20/28	9,775

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$ 6,394,101

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 26,734,404

U.S. Government Agency Obligations – 52.9%
FFCB
$ 250,000	7.000%		09/01/15	$ 251,324
500,000	6.125		12/29/15	511,774
1,000,000	0.650		01/17/17	1,000,025
1,000,000	0.690		05/16/17	997,134
1,500,000	1.580		02/26/19	1,505,707
FHLB
2,500,000	5.000		12/21/15	2,545,322
1,000,000	0.580		01/09/17	999,355
3,500,000	4.875		05/17/17	3,761,142
1,600,000	1.375		10/13/17	1,608,920
1,500,000	1.125		04/25/18	1,505,412
950,000	1.750		08/07/18	950,143
2,500,000	2.000		09/13/19	2,552,052
1,000,000	4.125		12/13/19	1,107,378
1,000,000	1.000	(d)	02/27/20	999,300
1,750,000	1.750	(d)	12/20/24	1,751,330
FHLMC
1,300,000	5.300		12/01/15	1,321,380
1,900,000	2.500		05/27/16	1,933,153
1,500,000	1.000		03/08/17	1,509,742
4,000,000	1.250		05/12/17	4,036,948
1,000,000	1.000		06/29/17	1,005,432
1,150,000	1.000		07/28/17	1,156,006
3,000,000	0.750		01/12/18	2,989,263
1,500,000	1.500		09/18/18	1,501,980
1,500,000	1.750		03/19/19	1,501,593
2,000,000	1.750		05/30/19	2,026,550
1,500,000	1.250		08/01/19	1,486,860
1,000,000	1.250		10/02/19	986,482
1,500,000	1.650		11/15/19	1,496,865
1,100,000	1.850	(d)	03/30/20	1,102,472
1,000,000	1.650		04/29/20	1,000,506
1,000,000	5.400		03/17/21	1,030,449
FNMA
1,350,000	2.125	(d)	10/21/15	1,355,688
1,500,000	1.250		09/28/16	1,513,345
1,000,000	0.750		04/20/17	1,000,743
2,000,000	1.125		04/27/17	2,015,678
1,200,000	1.000		09/20/17	1,204,948
1,200,000	1.000	(d)	09/27/17	1,201,261
1,200,000	0.875		10/26/17	1,201,450
1,000,000	0.875		12/20/17	999,681
1,175,000	0.800	(d)	01/29/18	1,175,938
1,000,000	0.875		02/08/18	993,376
1,500,000	1.150		05/18/18	1,502,789
1,750,000	1.625		11/27/18	1,775,081
1,000,000	1.500		01/30/19	1,003,425

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FNMA – (continued)
$ 2,000,000	1.875%	02/19/19	$ 2,039,266
3,000,000	1.750	06/20/19	3,035,343
4,000,000	1.750	09/12/19	4,043,408
1,500,000	1.750	11/26/19	1,516,330
1,000,000	2.000	12/30/19	1,009,794
3,000,000	1.625	01/21/20	3,008,811
1,000,000	1.750	11/20/20	1,000,128
389,000	2.500	12/27/24	378,945

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$ 81,107,427

U.S. Treasury Obligations – 22.5%
United States Treasury Inflation Indexed Notes
$ 860,408	2.625%	07/15/17	$ 911,696
882,088	1.375	07/15/18	926,330
885,952	2.125	01/15/19	954,544
879,616	1.375	01/15/20	931,156
United States Treasury Notes
2,000,000	0.875	02/28/17	2,010,624
4,000,000	0.625	05/31/17	3,998,436
4,700,000	0.625	11/30/17	4,682,375
3,000,000	0.750	03/31/18	2,988,048
4,000,000	1.375	06/30/18	4,046,248
3,050,000	1.375	02/28/19	3,066,918
3,000,000	1.625	03/31/19	3,041,484
3,000,000	1.250	04/30/19	3,000,936
2,000,000	0.875	07/31/19	1,964,688
1,000,000	1.000	09/30/19	984,844
1,000,000	1.125	12/31/19	986,641

TOTAL U.S. TREASURY OBLIGATIONS			$ 34,494,968

Short-term Investment(e) – 4.6%
Repurchase Agreement – 4.6%
State Street Bank & Trust Co.
$ 6,998,000	0.000%	08/03/15	$ 6,998,000
Maturity Value: $6,998,000

TOTAL INVESTMENTS – 100.3%			$153,852,593

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(450,298)

NET ASSETS – 100.0%			$153,402,295

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at July 31, 2015.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $390,849, which represents approximately 0.3% of net assets as of July 31, 2015.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2015. Maturity date disclosed is the ultimate maturity.

(e)	Repurchase agreement was entered into on July 31, 2015. This agreement was fully collateralized by $6,800,000 U.S. Treasury Note, 2.625%, due 11/15/20 with a market value of $7,140,000.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$152,848,560
Gross unrealized gain	4,092,691
Gross unrealized loss	(3,088,658)
Net unrealized security loss	$1,004,033

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 98.9%
Alaska – 0.7%
Alaska Industrial Development & Export Authority Revenue Bonds (Providence Health & Services) Series H (NR/Aa3)
$ 70,000	5.000	%(a)	10/01/16	$ 73,733
1,445,000	5.000		10/01/22	1,518,608
Alaska Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA+/NR)
450,000	5.000		03/01/27	520,745

				2,113,086

Arizona – 5.9%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700		01/01/21	777,434
750,000	4.750		01/01/22	831,532
1,000,000	5.000		01/01/25	1,120,060
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000		05/15/30	1,690,890
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,500,000	5.000		06/01/21	1,774,170
1,000,000	5.000		06/01/22	1,193,920
1,000,000	5.000		06/01/23	1,209,760
Pinal County AZ Electric District No.3 (Refunding) (A/NR)
1,835,000	5.000		07/01/21	2,145,739
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
335,000	5.000		07/01/18	369,116
350,000	5.000		07/01/19	386,803
1,100,000	5.125		07/01/22	1,231,296
Prescott Valley AZ Certificates of Participation Series 2007 (AMBAC) (A+/WR)
515,000	4.375		01/01/24	537,567
540,000	4.375		01/01/25	562,972
550,000	4.500		01/01/26	574,349
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)
1,000,000	5.000		07/01/19	1,081,450
1,000,000	5.000		07/01/21	1,081,450

				16,568,508

Arkansas – 0.1%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (ADFA-GTD) (A/NR)
435,000	5.480		09/01/17	435,927

California – 2.0%
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560		08/01/25	1,176,540
California Health Facilities Financing Authority Revenue Bonds (Children’s Hospital of Orange) Series 2009 (A-/NR)
1,000,000	6.250		11/01/29	1,183,940
Fresno CA Unified School District GO Bonds Election of 2001 Series G (NR/Aa3)(b)
1,000,000	0.000		08/01/24	738,490
Los Angeles CA Unified School District GO Bonds (Refunding) Series A-1 (AGM) (AA/Aa2)
2,100,000	4.500		07/01/24	2,237,130

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
University of California CA Revenue Bonds (Unrefunded-General) Series Q (AA/NR)
$ 235,000	5.250%	05/15/22	$ 255,826

			5,591,926

Colorado – 1.6%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
1,000,000	4.500	03/01/20	1,100,430
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Johnson & Wales University Project) Series B (A-/A2)
1,255,000	5.000	04/01/22	1,469,730
Colorado Health Facilities Authority Revenue Bonds (Unrefunded Balance-Adventist) Series 2006 (AA-/Aa2)(c)
1,030,000	5.125	11/15/20	1,087,320
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
260,000	4.350	11/01/19	264,794
275,000	4.600	11/01/20	280,943
Westminster CO Certificates of Participation (Refunding) (NATL-RE) (AA-/A3)
250,000	4.500	12/01/23	261,733

			4,464,950

Connecticut – 1.2%
Connecticut GO Bonds (Refunding) Series E (AA/Aa3)
1,000,000	5.000	12/15/20	1,058,280
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)
1,000,000	3.250	11/15/24	969,490
1,500,000	3.750	11/15/27	1,483,920

			3,511,690

District of Columbia – 0.5%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,334,682

Florida – 7.0%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	899,675
Florida State Board of Education Lottery Revenue Bonds Series A (BHAC) (AAA/Aa1)
850,000	5.000	07/01/23	928,302
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500	07/01/21	57,787
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)
725,000	5.000	06/01/24	844,625
Lauderhill FL GO Bonds (Refunding) Series 2015 (A+/A1)
1,910,000	4.000	01/01/28	2,007,830
Martin County FL School Board Certificates of Participation (Refunding) Series A (AGM) (AA/NR)
1,690,000	5.000	07/01/23	1,970,236
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)
1,000,000	5.000	10/01/22	1,154,720
1,000,000	5.500	10/01/25	1,175,440
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)
685,000	5.250	04/01/21	801,073

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Miami-Dade County FL Facilities Authority Revenue Bonds (University of Miami) Series A (A-/A3)
$ 1,000,000	5.250%	04/01/21	$ 1,030,030
Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)
500,000	5.000	07/01/24	579,160
Sumter County FL Industrial Development Authority Hospital Revenue Bonds (Refunding) Series B (BBB+/A3)
2,425,000	5.000	07/01/25	2,764,888
Tallahassee FL Energy Systems Revenue Bonds Series 2005 (NATL-RE) (AA/Aa3)
3,065,000	5.000	10/01/35	3,088,294
Volusia County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (NR/Aa3)
1,000,000	5.000	08/01/23	1,178,440
Walton County FL School Board Certificates of Participation Series 2015 (AGM) (AA/A2)
1,000,000	5.000	07/01/25	1,170,860

			19,651,360

Georgia – 0.1%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NATL-RE) (AA-/A3)
90,000	6.100	10/01/19	99,478
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NATL-RE) (AA-/Aa2)
55,000	5.500	08/01/23	64,522
Fulton County GA Development Authority Revenue Bonds (Spelman College) Series 2007 (NR/A1)(a)
150,000	5.000	06/01/17	161,259

			325,259

Illinois – 11.5%
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago Transit Authority) Series 2006 (AMBAC) (A+/A2)
350,000	5.250	03/01/33	375,011
Chicago O’Hare International Airport Revenue Bonds (General Airport Third Lien) Series A (NATL-RE) (AA-/A2)
4,000,000	5.000	01/01/33	4,067,040
Cook & DuPage Counties IL High School District No. 210 GO Bonds Series 2006 (NATL-RE) (NR/Aa2)
360,000	5.000	01/01/26	366,538
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds - Direct Payment to Issuer) Series B (Assured Guaranty) (AA/A3)
300,000	6.400	12/01/28	342,546
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300	01/01/24	501,925
860,000	4.150	01/01/29	849,516
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA/NR)
400,000	5.000	02/01/23	466,156
Hoffman Estates IL GO Bonds (Taxable-Refunding) Series A (AA+/Aa2)
1,200,000	4.200	12/01/25	1,203,144
Illinois Finance Authority Revenue Bonds (Bradley University Projects) Series A (XLCA) (A/WR)
3,000,000	5.000	08/01/27	3,214,170
Illinois Finance Authority Revenue Bonds (Columbia College) (NATL-RE) (AA-/A3)
2,000,000	5.250	12/01/22	2,145,300

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)
$ 470,000	4.850%	01/01/26	$ 523,477
1,625,000	5.000	01/01/30	1,836,169
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) Series 2011 (BBB+/NR)
300,000	5.000	12/01/17	320,244
405,000	4.000	12/01/18	427,421
420,000	4.250	12/01/19	448,678
440,000	4.500	12/01/20	478,548
Illinois Finance Authority Revenue Bonds (Refunding-Northshore University Health System) Series 2010 (AA/Aa2)
1,000,000	5.000	05/01/29	1,103,500
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,210,000	5.500	08/15/24	1,356,216
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)
1,000,000	5.375	08/15/26	1,167,250
Illinois State GO Bonds (A-/A3)
3,000,000	4.000	09/01/21	3,099,600
Illinois State GO Bonds Series A (A-/A3)
1,000,000	5.000	03/01/28	1,002,820
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000	11/01/23	1,177,840
Northern Illinois Municipal Power Agency Revenue Bonds (Prairie State Project) Series A (NATL-RE) (NR/A2)
1,000,000	5.000	01/01/20	1,084,360
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA/NR)(b)
540,000	0.000	04/01/18	509,517
Peoria IL GO Bonds (Refunding) Series B (AA-/Aa3)
1,205,000	5.000	01/01/24	1,416,104
Peoria IL Metropolitan Airport Authority Revenue Bonds (Alternative Revenue Source) Series 2008 (NR/Aa2)
1,000,000	5.000	12/01/26	1,102,720
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)
750,000	4.750	10/01/32	774,757
University of Illinois Board of Trustees Certificates of Participation (Prerefunded-Refunding) Series A (NR/NR)(a)
575,000	5.000	10/01/17	627,279
University of Illinois Board of Trustees Certificates of Participation (Unrefunded-Refunding) Series A (AA-/Aa3)
425,000	5.000	10/01/20	462,876

			32,450,722

Indiana – 5.8%
Anderson IN School Building Corp. Revenue Bonds (Refunding) Series 2015 (AA+/NR)
1,565,000	4.000	07/15/26	1,682,891
Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000	07/15/23	2,731,468
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930	02/01/17	261,475
675,000	6.050	02/01/23	766,314
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (BBB+/NR)
540,000	5.000	02/01/25	619,969
425,000	5.000	02/01/27	474,113
700,000	5.000	02/01/28	775,453
600,000	5.000	02/01/29	662,358

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A1)
$ 815,000	5.000%	02/01/28	$ 925,351
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)
530,000	5.310	04/01/25	565,457
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000	07/15/24	1,192,570
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)
2,245,000	4.000	01/15/26	2,441,999
2,235,000	4.000	01/15/27	2,407,341
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)
900,000	4.500	09/01/32	942,804

			16,449,563

Iowa – 0.6%
Iowa Finance Authority Health Facilities Revenue Bonds (Mercy Medical Center Project) Series 2012 (A/A2)
1,410,000	5.000	08/15/27	1,581,780

Kentucky – 1.4%
Ashland KY Medical Center Revenue Bonds (Ashland Hospital Corp.) Series B (BBB/A3)
1,000,000	5.000	02/01/23	1,097,500
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/Aa3)
1,000,000	5.000	08/01/26	1,165,890
Kentucky State Higher Education Student Loan Corp. (Senior Lien) Series A (AMT) (A/NR)
1,615,000	3.750	06/01/26	1,614,112

			3,877,502

Louisiana – 4.2%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
5,000,000	5.500	10/01/25	5,799,900
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (A-/A3)
3,715,000	5.250	10/01/27	4,301,301
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (NR/Baa1)
1,600,000	5.000	05/15/30	1,759,040

			11,860,241

Maine – 0.4%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)
1,000,000	5.000	07/01/24	1,149,470

Massachusetts – 2.4%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series 2014 (AMT) (AA/NR)
2,550,000	4.000	01/01/27	2,608,191
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
1,070,000	5.100	01/01/25	1,151,416
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)
1,115,000	4.250	07/01/22	1,178,745

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Massachusetts – (continued)
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA-/Aa3)
$ 480,000	2.500%	12/01/20	$ 485,981
475,000	2.700	06/01/21	478,311
475,000	3.050	06/01/22	478,197
480,000	3.250	06/01/23	484,622
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (GO of Authority) (AA+/Aa1)
30,000	6.500	07/15/19	33,409

			6,898,872

Michigan – 6.1%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
730,000	5.000	05/01/24	866,145
East Lansing MI School District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,175,000	5.000	05/01/24	1,399,190
Grand Valley MI State University Revenue Bonds Series 1998 (NATL-RE) (FGIC) (AA-/A3)
580,000	5.500	02/01/18	591,733
Grand Valley MI State University Revenue Bonds Series A (A+/A1)
1,595,000	5.000	12/01/28	1,833,819
Marshall MI Public Schools District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,380,000	4.000	11/01/28	1,464,567
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA-/NR)
750,000	5.000	05/01/26	882,068
Michigan State Finance Authority Revenue Bonds (Refunding-Beaumont Health Credit Group) Series 2015 (A/A1)
1,500,000	5.000	08/01/24	1,759,335
1,000,000	5.000	08/01/25	1,157,410
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
690,000	4.500	10/01/19	723,251
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (GO of Authority) (AA+/NR)
965,000	4.750	12/01/25	1,017,178
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (AA-/NR)
1,000,000	4.000	05/01/24	1,093,870
South Redford MI School District GO Bonds (Refunding) Series 2014 (Q-SBLF) (AA-/NR)
1,590,000	5.000	05/01/26	1,844,718
Warren Woods MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,480,000	5.000	05/01/24	1,756,020
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000	04/01/25	713,518

			17,102,822

Minnesota – 1.5%
Minneapolis & Saint Paul MN Metropolitan Airports Commission Revenue Bonds (Refunding) Series B (NATL-RE) (AA-/A3)
1,000,000	5.000	01/01/22	1,058,000
Minnesota State Housing Finance Agency Revenue Bonds (Refunding-Residential Housing) Series D (GNMA/FNMA/ FHLMC) (AA+/Aa1)
1,515,000	3.000	07/01/25	1,527,984
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
85,000	3.800	07/01/17	86,660

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Minnesota – (continued)
Minnesota State Municipal Power Agency Electric Revenue Bonds(Refunding) Series 2014 (NR/A2)
$ 500,000	4.000%	10/01/21	$ 557,025
St. Paul MN Housing & Redevelopment Authority Health Care Facilities Revenue Bonds (Refunding-Healthpartners Obligated Group) Series A (A/A2)
1,000,000	5.000	07/01/28	1,155,420

			4,385,089

Mississippi – 0.0%
Mississippi Home Corporation Homeownership Revenue Bonds Series A (GNMA/FNMA/FHLMC) (NR/Aaa)
35,000	2.700	06/01/18	35,892

Missouri – 1.4%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/A1)
500,000	5.000	04/01/32	554,180
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (BBB+/NR)
1,490,000	4.250	02/15/21	1,606,920
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System) Series 2015 (BBB+/NR)
1,000,000	5.000	02/15/29	1,084,430
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(b)
305,000	0.000	02/01/17	298,333
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	508,385

			4,052,248

Montana – 0.1%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
85,000	4.350	06/01/16	85,313
90,000	4.350	12/01/16	90,661

			175,974

Nebraska – 0.2%
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Prerefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008 (NR/NR)(a)
220,000	6.000	08/15/17	243,247
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Unrefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008 (NR/A2)
280,000	6.000	08/15/22	306,903

			550,150

Nevada – 1.6%
Clark County NV School District GO Bonds (Building) Series B (AMBAC) (AA-/A1)
2,150,000	5.000	06/15/20	2,312,303
Clark County NV School District GO Bonds (Limited Tax Building) Series C (AA-/A1)
1,100,000	5.000	06/15/25	1,200,243
Las Vegas Valley NV Water District GO Bonds (Refunding) Series B (AA+/Aa1)
800,000	5.000	06/01/22	886,928

			4,399,474

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Hampshire – 1.2%
Manchester NH General Airport Revenue Bonds Series A (BBB+/Baa1)
$ 2,990,000	5.000%	01/01/21	$ 3,354,451

New Jersey – 5.3%
East Orange NJ GO Bonds (Refunding-Water Utilities) Series B (AGM) (AA/A2)
1,500,000	5.000	07/15/24	1,729,980
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
785,000	3.150	06/15/25	788,297
New Jersey State Certificates of Participation (Equipment Lease Purchase) Series A (A-/A3)
1,000,000	5.000	06/15/21	1,084,160
New Jersey State Economic Development Authority Revenue Bonds (School Facilities Construction) Series UU (A-/A3)
1,750,000	5.000	06/15/28	1,847,300
New Jersey State Economic Development Authority Revenue Bonds School Facilities Construction (Refunding) Series F (A-/A3)(c)
4,700,000	2.031	02/01/18	4,816,137
New Jersey State Higher Education Assistance Authority Revenue Bonds (Senior Lien) Series 1A (AMT) (AA/Aa2)
2,965,000	3.625	12/01/30	2,975,140
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
1,460,000	4.750	12/01/23	1,562,799
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750	02/15/21	107,503

			14,911,316

New York – 3.2%
Albany NY Industrial Development Agency (St. Peters Hospital Project) Series A (NR/A3)(a)
1,000,000	5.250	11/15/17	1,101,190
Metropolitan Transportation Authority NY Revenue Bonds (Transportation) Series A (AA-/A1)
3,000,000	5.000	11/15/20	3,173,700
Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C (AA-/A1)
125,000	5.500	11/15/18	134,750
Metropolitan Transportation Authority NY Revenue Bonds Series H (AA-/A1)
1,000,000	4.000	11/15/23	1,111,170
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (BBB+/NR)
500,000	5.000	06/01/29	552,485
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)
250,000	3.800	11/01/37	247,948
New York State Dormitory Authority Personal Income Tax Revenue Bonds (Education) Series C (AAA/Aa1)
1,460,000	5.000	12/15/20	1,551,892
New York State Dormitory Authority Revenues Non Supported Debt Revenue Bonds (School District Financing Program) Series C (AGM) (AA/A2)
1,000,000	5.000	10/01/20	1,086,650

			8,959,785

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
North Carolina – 1.1%
North Carolina State Medical Care Commission Revenue Bonds (Refunding-NC Baptist Hospital) (A/A2)
$ 1,190,000	5.000%	06/01/22	$ 1,345,700
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	2.000	06/01/20	200,180
420,000	3.000	06/01/21	436,859
330,000	4.000	06/01/22	359,132
350,000	4.000	06/01/23	381,363
480,000	4.000	06/01/25	511,848

			3,235,082

Ohio – 3.4%
Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)
660,000	3.000	12/01/19	677,199
Akron OH GO Bonds (Refunding) (AA-/NR)
545,000	5.000	12/01/26	641,291
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (A-/A3)
1,000,000	5.000	05/01/27	1,150,450
1,000,000	5.000	05/01/28	1,141,450
750,000	5.000	05/01/29	850,072
Sylvania OH City School District GO Bonds Series 2015 (Refunding) (AA/A1)
3,000,000	4.000	12/01/26	3,245,520
Toledo OH Waterworks Revenue Bonds (Refunding-System) (AA-/Aa3)
1,690,000	5.000	11/15/27	1,973,616

			9,679,598

Oregon – 0.2%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series A (FHLMC) (NR/Aa3)
590,000	5.000	07/01/17	620,202
Oregon State Housing & Community Services Department Revenue Bonds (Single Family Mortgage) Series E (AMT) (NR/Aa2)
10,000	5.050	07/01/17	10,218

			630,420

Pennsylvania – 6.3%
Butler County PA Hospital Authority Revenue Bonds (Refunding) Series 2015 (NR/Baa1)
500,000	5.000	07/01/25	569,950
450,000	5.000	07/01/26	509,706
490,000	5.000	07/01/27	550,192
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
1,025,000	5.000	10/01/19	1,114,523
1,250,000	5.250	10/01/31	1,334,675
East Stroudsburg PA Area School District GO Bonds (AGM) (NR/Aa3)
2,200,000	5.000	09/01/22	2,381,918
Lancaster PA GO Bonds Series 2007 (AMBAC) (NR/A1)
2,000,000	5.000	11/01/19	2,138,980
Pennsylvania State GO Bonds Second Series (AGC) (AA/Aa3)
1,000,000	4.500	03/01/26	1,047,550
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Drexel University College Medicine) Series 2007 (NATL-RE) (AA-/A3)
1,250,000	5.000	05/01/27	1,344,225
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000	10/01/18	841,118

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A (AMBAC) (A+/A1)(a)
$ 1,800,000	5.000%	06/01/16	$ 1,868,346
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A+/A1)
500,000	5.000	12/01/26	583,430
State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)
1,065,000	5.000	05/01/29	1,214,483
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
2,205,000	4.000	11/01/29	2,285,615

			17,784,711

Rhode Island – 1.9%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Development) Series 1 (NR/Aa2)
260,000	5.125	10/01/30	278,166
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunities Series 61 B (Non-AMT) (Non-ACE) (AA+/Aa2)
2,150,000	3.450	04/01/26	2,177,541
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000	06/01/21	1,088,995
Rhode Island State Health & Educational Building Corp. Public Schools Revenue Bonds (Financing Project) Series A (AMBAC) (NR/A3)
1,460,000	5.000	05/15/23	1,508,019
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)
430,000	3.500	04/01/22	456,269

			5,508,990

South Carolina – 4.5%
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/Aa3)(a)
550,000	5.250	12/01/16	583,930
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA/A3)
1,000,000	5.000	12/01/22	1,055,940
Newberry Investing in Children’s Education SC Installment Purpose Revenue Bonds (Refunding- Newberry Co. School District) Series 2014 (A/A1)
2,925,000	5.000	12/01/25	3,441,789
Scago Educational Facilities Corp. for Beaufort School District SC Installment Revenue Bonds (AGM) (AA/Aa2)
175,000	5.500	12/01/15	178,033
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds (Refunding) (A-/A3)
1,000,000	5.000	12/01/26	1,149,730
Scago Educational Facilities Corp. for Pickens School District Revenue Bonds (Refunding) Series 2015 (A/A1)
2,550,000	5.000	12/01/27	2,959,810
Scago Educational Facilities Corp. for Sumter County School District 17 SC Revenue Bonds (AGM) (AA/A2)
255,000	5.500	12/01/15	259,266
South Carolina Transportation Infrastructure Bank Revenue Bonds Series A (XLCA) (NR/A1)(a)
3,000,000	5.000	10/01/16	3,159,990

			12,788,488

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Dakota – 0.4%
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Avera Health Issue) Series A (AA-/A1)
$ 1,000,000	5.000%	07/01/25	$ 1,147,680

Tennessee – 0.5%
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)
870,000	3.500	07/01/27	890,315
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)
500,000	4.050	01/01/38	496,345

			1,386,660

Texas – 6.3%
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (AAA/NR)
725,000	5.000	08/15/25	861,510
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A+/NR)
220,000	5.000	08/01/22	229,440
Forney TX Independent School District GO Bonds (Refunding) Series 2015 (PSF-GTD) (AAA/Aaa)
2,630,000	4.000	08/15/24	2,830,380
Harris County TX Improvement District No. 18 Series 2014 (AGM) (AA/A2)
1,340,000	5.000	09/01/22	1,575,840
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)
235,000	5.000	02/15/20	256,613
Katy TX Independent School District GO Bonds (Refunding) Series A (AAA/Aaa)
300,000	5.000	02/15/25	366,936
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)
1,000,000	4.000	08/15/26	1,088,390
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(a)
5,000	5.625	05/15/19	5,813
Nolan County TX Hospital District GO Bonds Series 2014 (NR/A3)
1,025,000	5.000	08/15/27	1,172,989
North Texas Tollway Authority Revenue Bonds (Refunding-System-First) Series A (AA/A2)
600,000	5.750	01/01/40	656,730
Odessa TX GO Bonds (Refunding) Series 2015 (AA/Aa2)
1,000,000	5.000	03/01/27	1,174,100
Texas State GO Bonds (AMT) Series 2014 (AAA/Aaa)
2,635,000	6.000	08/01/21	3,248,850
Wichita Falls TX Water & Sewer System Revenue Bonds (Refunding-Priority Lien) Series 2008 (NATL) (A/A3)
4,055,000	4.500	08/01/26	4,193,478

			17,661,069

Vermont – 0.6%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000	12/15/20	1,132,720
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AMT) (AA/NR)
410,000	4.000	06/15/20	443,837

			1,576,557

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Virginia – 2.3%
Fairfax County VA Economic Development Authority Revenue Bonds (Refunding Facilities Project) Series A (AA+/Aa1)
$ 5,000,000	5.000%	10/01/23	$ 6,035,700
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Prerefunded-Refunding) (ETM) Series 1998 (AA-/A3)
285,000	5.250	07/15/17	302,160
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Unrefunded-Refunding) Series 1998 (AA-/A3)
155,000	5.250	07/15/17	155,694

			6,493,554

Washington – 4.3%
COB Properties WA Lease Revenue Bonds (Bothell City Hall Project) Series 2014 (AA/NR)
1,620,000	5.000	12/01/26	1,914,954
Grays Harbor County WA Public Utility District No. 1 Revenue Bonds (Refunding) Series A (A/A1)
250,000	4.000	01/01/40	252,535
King County WA School District No. 414 Lake Washington GO Bonds Series 2007 (AGM) (AA+/Aaa)(a)
1,000,000	5.000	12/01/17	1,096,190
Port of Seattle WA Revenue Bonds (Refunding-Intermediate Lien) Series 2006 (XLCA) (A+/A1)
1,400,000	5.000	02/01/26	1,429,610
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	161,315
Skagit County Public Hospital District No. 1 GO Bonds (Refunding-Skagit Regional Health) (NR/A1)
2,000,000	5.000	12/01/23	2,386,760
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
560,000	5.000	05/01/18	614,768
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (A/A2)
500,000	6.000	10/01/23	571,080
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)
1,495,000	5.000	08/15/27	1,745,218
Washington State Housing Finance Commission Revenue Bonds (Single Family Program) Series 1N (Non-AMT) (NR/Aaa)
925,000	3.500	12/01/23	960,936
860,000	3.700	06/01/24	896,180

			12,029,546

Wisconsin – 0.5%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (AMT) (NATL-RE) (NR/A2)
350,000	5.000	12/01/15	355,271
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA/Aa3)
1,000,000	5.000	08/15/21	1,106,350

			1,461,621

Wyoming – 0.6%
Lincoln County Building Corp. Lease Revenue Bonds Series 2012 (A+/NR)
290,000	2.000	05/01/16	293,245
295,000	2.000	05/01/17	300,944
305,000	3.000	05/01/18	311,853
Wyoming Community Development Authority Homeownership Mortgage Revenue Bonds Series A (NR/Aa2)
450,000	2.250	12/01/16	454,046

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wyoming – (continued)
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
$ 385,000	4.300%	12/01/15	$ 387,603

			1,747,691

TOTAL MUNICIPAL BOND OBLIGATIONS			$279,324,406

Shares	Description	Value
Investment Company – 2.1%
493,274	T. Rowe Price Tax-Free High Yield Fund (NR/NR)	$ 5,840,359

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 1.6%
Repurchase Agreement – 1.6%
State Street Bank & Trust Co.
$ 4,569,000	0.000%	08/03/15	$ 4,569,000
Maturity Value: $4,569,000

TOTAL INVESTMENTS – 102.6%			$289,733,765

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.6)%			(7,359,190)

NET ASSETS – 100.0%			$282,374,575

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2015.

(d)	Repurchase agreement was entered into on July 31, 2015. This agreement was fully collateralized by $4,440,000 U.S. Treasury Note, 2.625%, due 11/15/20 with a market value of $4,662,000.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Berkshire Hathaway Assurance Corp.
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
VA	— Veterans Administration
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$282,976,409
Gross unrealized gain	7,648,172
Gross unrealized loss	(890,816)
Net unrealized security gain	$6,757,356

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 95.7%
Arizona – 0.8%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 1,000,000	5.000%	01/01/25	$ 1,120,060
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,215,000	5.150	07/01/24	1,360,885

			2,480,945

California(a) – 0.8%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/A3)
2,000,000	0.000	07/01/27	1,315,480
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NATL-RE) (FGIC) (AA-/A3)
2,400,000	0.000	08/01/29	1,334,472

			2,649,952

Colorado – 0.1%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
385,000	4.350	11/01/19	392,099

Florida – 0.4%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,134,790

Hawaii(b) – 1.1%
Honolulu City & County GO Bonds Series A (NR/Aa1)
3,000,000	5.250	04/01/19	3,443,670

Idaho – 0.0%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aa2)
70,000	5.250	07/01/29	73,455

Illinois – 1.5%
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,000,000	5.500	08/15/24	1,120,840
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/Aa2)
2,000,000	4.125	02/01/30	2,113,700
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (AA-/A3)(a)
1,500,000	0.000	11/01/19	1,380,975

			4,615,515

Indiana – 0.2%
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	559,230

Iowa – 0.5%
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
1,245,000	5.250	01/01/30	1,408,282

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Louisiana – 3.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
$ 1,525,000	5.000%	03/01/21	$ 1,664,431
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
7,000,000	5.500	10/01/25	8,119,860

			9,784,291

Michigan – 0.3%
Michigan State Hospital Finance Authority Revenue Bonds (McLaren Health Care) Series C (NR/Aa3)
1,000,000	5.000	08/01/15	1,000,000

Missouri – 82.1%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	205,152
230,000	3.000	11/01/18	237,100
210,000	3.000	11/01/19	216,216
225,000	3.625	11/01/22	230,702
470,000	3.700	11/01/23	481,383
225,000	3.800	11/01/24	235,040
480,000	3.875	11/01/25	500,246
250,000	4.000	11/01/26	261,670
Belton MO Certificates of Participation (A+/NR)
500,000	5.125	03/01/25	545,430
500,000	5.250	03/01/29	545,010
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	160,055
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa3)
1,000,000	5.000	10/01/33	1,121,740
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA/A2)
2,000,000	5.250	07/01/20	2,317,460
Boone County MO Hospital Revenue Bonds (NR/A3)
2,350,000	5.750	08/01/28	2,631,318
Boone County MO Hospital Revenue Bonds Series 2012 (NR/A3)
400,000	4.000	08/01/18	421,548
500,000	4.000	08/01/19	532,020
Branson MO Reorganized School District No. R-4 GO Bonds (AGM) (AA/A2)
1,000,000	5.000	03/01/18	1,003,200
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)
2,000,000	4.000	03/01/27	2,096,540
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
750,000	5.000	06/01/26	854,287
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,027,260
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	697,278
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,407,283
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
810,000	5.200	12/01/23	882,422
Cole County MO Certificates of Participation (Jail Project) (NR/Aa3)(b)
660,000	4.300	12/01/15	668,752
1,400,000	4.500	12/01/15	1,419,474

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Cottleville MO Certificates of Participation (Refunding) (NR/A2)
$ 1,000,000	3.750%	08/01/32	$ 977,840
Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000	12/01/24	1,556,763
1,215,000	5.000	12/01/25	1,461,596
Gladstone MO Certificates of Participation Series A (XLCA) (NR/Aa3)(b)
475,000	5.000	06/01/16	493,036
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)
200,000	5.000	09/01/20	204,718
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)
1,000,000	5.000	12/30/26	1,164,500
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/A1)
4,280,000	5.000	04/01/32	4,743,781
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)
500,000	5.625	03/01/25	569,075
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (BBB-/NR)
500,000	5.924	10/01/30	525,710
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (AA/WR)
250,000	4.600	06/01/29	250,115
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,600,176
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (NATL-RE) (AA+/A3)
1,250,000	5.000	03/01/22	1,280,637
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)(b)
1,085,000	4.500	12/01/16	1,141,973
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NATL-RE) (NR/Aa3)
500,000	5.000	12/01/20	528,445
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	549,720
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (A/Aa3)(b)
1,360,000	5.000	12/01/16	1,439,424
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/Aa3)
4,000,000	3.000	12/01/16	4,127,840
1,000,000	5.000	12/01/25	1,189,310
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)
890,000	4.000	12/01/17	953,466
595,000	4.250	12/01/23	652,566
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500	12/01/18	964,161
920,000	3.850	12/01/20	1,015,781
500,000	4.350	12/01/23	557,485
820,000	4.500	12/01/24	920,425
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (A+/NR)
290,000	4.000	12/01/20	307,644
435,000	4.000	12/01/21	461,261
425,000	4.000	12/01/22	450,458

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
$ 1,000,000	5.500%	02/15/31	$ 1,091,320
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (BBB+/NR)
1,895,000	5.000	02/15/27	2,091,227
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)
5,425,000	4.500	02/01/24	6,165,133
Kansas City MO Industrial Development Authority Revenue Bonds (AMBAC) (AA-/A1)
1,905,000	4.500	12/01/26	2,039,436
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)
2,130,000	5.500	09/01/29	2,512,867
Kansas City MO Land Clearance Redevelopment Authority Revenue Bonds (Refunding & Improvement) (Municipal Auditorium-Garage) Series E (XLCA) (AA-/A1)
800,000	5.000	12/01/15	811,968
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvement) (NATL-RE) (FGIC) (NR/Aa2)(b)
1,075,000	5.000	07/01/16	1,119,946
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)
1,000,000	5.500	04/01/19	1,110,370
1,575,000	5.500	04/01/23	1,747,084
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)
135,000	6.431	04/01/18	144,621
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	4,266,040
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000	04/15/31	569,045
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)
500,000	6.050	09/01/30	527,195
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000	02/15/20	2,123,767
1,700,000	5.000	02/15/21	1,971,422
Ladue MO School District GO Bonds (Prerefunded-Refunding & Improvement) (NR/NR)
275,000	5.000	03/01/20	292,518
305,000	5.000	03/01/22	324,429
280,000	5.000	03/01/23	297,836
Ladue MO School District GO Bonds (Unrefunded-Refunding & Improvement) (AAA/NR)
225,000	5.000	03/01/20	240,689
240,000	5.000	03/01/22	256,106
220,000	5.000	03/01/23	234,729
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,152,900
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)
3,115,000	5.000	01/01/31	3,500,855
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Prairie State Project) Series A (NR/A2)
1,000,000	5.000	06/01/17	1,074,870
1,500,000	5.000	12/01/17	1,639,545

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)
$ 400,000	4.000%	04/01/28	$ 421,488
425,000	5.000	04/01/31	470,513
475,000	5.000	04/01/32	524,371
500,000	5.000	04/01/33	550,400
500,000	5.000	04/01/34	548,830
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA/A2)
830,000	5.250	03/01/21	882,995
700,000	5.250	03/01/22	744,583
Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)
2,450,000	5.000	10/01/21	2,872,527
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,825,000	3.000	10/01/26	1,852,028
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nilson Gallery Foundation) Series A (AA-/NR)
1,000,000	4.000	12/01/17	1,064,160
Missouri State Development Finance Board Revenue Bonds (Louis Convention Center) Series C (AA-/NR)(c)
1,205,000	0.010	12/01/20	1,205,000
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)
735,000	3.000	01/01/20	778,277
595,000	5.000	01/01/30	681,376
775,000	5.000	01/01/31	882,779
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
400,000	5.500	01/01/23	458,088
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
1,115,000	5.000	07/01/17	1,161,618
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)
380,000	5.125	01/01/18	381,098
5,000	5.000	01/01/22	5,013
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
510,000	3.000	10/01/17	529,472
525,000	4.000	10/01/18	564,622
545,000	4.000	10/01/19	588,698
400,000	3.500	10/01/21	415,952
1,850,000	5.250	10/01/41	1,999,073
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)
1,440,000	4.500	06/01/28	1,527,610
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (A-/A3)
1,000,000	5.125	11/01/31	1,113,010
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A/NR)
2,400,000	5.000	10/01/26	2,765,496

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Heartland Refunding Medical Center) (NR/A1)
$ 2,000,000	5.000%	02/15/37	$ 2,150,740
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Prerefunded-Cox Health) Series A (NR/NR)(b)
1,880,000	5.125	11/15/18	2,119,681
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A+/NR)
2,270,000	5.000	12/01/25	2,612,793
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Unrefunded-Cox Health) Series A (NR/A2)
470,000	5.125	11/15/23	523,326
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2014 (AA/Aa2)
1,000,000	5.000	01/01/17	1,062,220
1,000,000	5.000	01/01/18	1,097,590
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)(c)
8,670,000	0.010	05/15/38	8,670,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000	05/15/23	1,116,730
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)
2,000,000	5.000	04/01/22	2,292,780
2,000,000	5.000	04/01/25	2,284,780
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,206,260
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (A+/NR)
1,000,000	5.000	06/01/21	1,151,640
1,000,000	4.500	06/01/25	1,091,250
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis University) Series A (NR/A1)(c)
1,060,000	0.010	10/01/16	1,060,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA/A1)
1,000,000	5.000	11/15/19	1,138,240
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Washington University) Series B (JP Morgan Chase Bank NA) (AAA/Aaa)(c)
500,000	0.010	03/01/40	500,000
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (U.S. Bank NA SPA) (NR/A1)(c)
7,395,000	0.010	07/01/32	7,395,000
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)(b)
1,165,000	5.250	05/01/17	1,260,250
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)
610,000	5.250	07/01/42	636,267
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)
500,000	4.375	07/01/30	519,240
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AA+/NR)
457,000	3.950	05/01/21	466,826
545,000	3.950	11/01/21	556,717

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)
$ 295,000	3.600%	11/01/23	$ 309,018
440,000	3.750	05/01/24	462,722
370,000	3.800	05/01/25	386,280
Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)
1,170,000	4.000	04/01/19	1,280,647
2,835,000	4.000	04/01/26	3,020,664
Monarch-Chesterfield MO Levee District Special Tax (A-/NR)(b)
3,425,000	4.000	03/01/17	3,603,066
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
275,000	3.000	04/01/18	283,011
280,000	3.000	04/01/19	289,318
265,000	3.250	04/01/20	273,210
275,000	4.000	04/01/21	294,289
315,000	4.000	04/01/22	336,177
385,000	4.500	04/01/27	413,401
405,000	4.500	04/01/28	433,852
425,000	4.625	04/01/29	455,736
445,000	4.750	04/01/30	481,054
North Kansas City MO School District No. 74 Certificates of Participation Series 2015 (NR/Aa3)
520,000	3.000	09/01/17	539,859
540,000	3.000	09/01/18	567,054
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000	06/01/19	1,524,347
2,750,000	4.000	06/01/26	2,901,057
2,925,000	4.000	06/01/27	3,063,645
1,000,000	4.000	06/01/28	1,043,030
O’Fallon MO Certificates of Participation (NATL-RE) (NR/Aa3)
1,000,000	5.250	11/01/18	1,126,900
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)
1,135,000	4.000	11/01/22	1,215,120
OTC Public Building Corp. MO Build America Bonds Revenue Bonds Series 2010 (AGM) (AA/NR)
1,000,000	6.400	03/01/30	1,133,580
OTC Public Building Corp. MO Leasehold Revenue Bonds(Refunding-Ozarks Technical Community College) (AGM) (AA/NR)
1,500,000	5.000	03/01/19	1,678,590
Ozark MO Certificates of Participation Series 2014 (A+/NR)
500,000	5.000	09/01/44	535,260
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/A2)
440,000	5.000	03/01/22	467,386
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	475,046
850,000	5.000	12/01/20	927,843
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)
1,000,000	4.000	04/01/23	1,097,930
550,000	4.000	04/01/28	575,025
800,000	4.000	04/01/29	829,152
1,475,000	4.000	04/01/30	1,524,324
Republic MO Special Obligation Revenue Bonds (A/NR)
150,000	2.650	05/01/16	152,454
330,000	2.500	08/01/16	336,567
125,000	3.000	05/01/17	129,673

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Republic MO Special Obligation Revenue Bonds (A/NR) – (continued)
$ 345,000	3.000%	08/01/17	$ 351,286
150,000	3.150	05/01/18	153,644
360,000	3.000	08/01/18	367,135
150,000	3.300	05/01/19	154,521
250,000	3.500	05/01/20	257,510
300,000	3.750	05/01/21	316,632
325,000	3.875	05/01/22	343,473
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,780,229
Rolla MO Certificates of Participation Series B (A+/NR)
225,000	3.150	07/01/27	218,450
410,000	3.450	07/01/32	394,691
Saint Charles MO GO Bonds (Neighborhood Improvement District -Phase Two) Series B (NR/Aa2)
1,035,000	3.000	03/01/27	1,027,972
Saint Charles MO GO Bonds (Neighborhood Improvement District-Phase Two) Series B (NR/Aa2)
645,000	3.000	03/01/23	649,341
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)
3,000,000	4.000	04/01/23	3,276,180
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)
1,300,000	4.000	04/01/23	1,419,678
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)
2,675,000	4.000	04/01/24	2,885,335
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)
540,000	6.750	03/01/28	601,117
575,000	6.850	03/01/29	638,825
Springfield MO Public Building Corp. Revenue Bonds (AMT-Springfield Branson Airport) Series B (AMBAC) (NR/Aa2)
400,000	5.000	07/01/16	415,720
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (NATL-RE) (AA/Aa3)
1,000,000	5.000	12/01/18	1,014,730
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	205,124
530,000	4.500	11/01/19	571,822
610,000	4.500	11/01/20	657,995
645,000	4.750	11/01/21	699,161
685,000	4.750	11/01/22	742,362
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
385,000	4.750	11/01/21	417,328
405,000	4.750	11/01/22	438,915
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000	04/01/22	1,511,347
1,340,000	5.000	04/01/23	1,586,560
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,137,757
100,000	5.200	12/01/31	101,448
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	659,561
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)
1,250,000	5.650	02/01/30	1,271,987

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Charles MO Certificates of Participation Series 2012 (NR/A1)
$ 1,000,000	3.000%	05/01/22	$ 1,015,930
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)
1,085,000	5.000	04/01/26	1,271,653
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	492,024
515,000	5.000	11/15/16	523,770
St. Louis County MO Library District Certificates of Participation (AA/Aa2)
1,855,000	4.000	04/01/25	2,030,131
1,930,000	4.000	04/01/26	2,077,510
2,010,000	4.000	04/01/27	2,140,851
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	428,296
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)
1,000,000	4.000	03/01/32	1,080,060
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
875,000	5.000	08/15/20	1,011,754
St. Louis County MO Special Obligation Revenue Bonds Series 2009 (AA/Aa2)
1,500,000	3.000	05/15/17	1,562,190
St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)
1,735,000	4.000	04/01/26	1,851,870
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A3)
1,280,000	5.000	07/01/23	1,441,114
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA/A2)
2,000,000	5.000	07/01/24	2,124,360
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
100,000	4.000	04/01/16	102,468
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000	04/01/21	783,360
800,000	3.000	04/01/22	828,352
800,000	3.000	04/01/23	824,368
St. Louis MO Parking Revenue Bonds Series A (NATL-RE) (AA-/A3)
1,275,000	5.000	12/15/22	1,348,414
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000	04/01/21	4,692,000
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/A1)
695,000	3.250	05/01/21	727,019
Taney County MO Certificates of Participation (NATL-RE) (NR/A1)
1,095,000	4.500	04/01/17	1,120,919
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)
765,000	4.000	06/01/21	838,302

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (A+/NR)
$ 300,000	2.750%		03/01/17	$ 309,741
345,000	3.000		03/01/18	364,013
360,000	3.000	(b)	03/01/18	379,840
385,000	3.150	(b)	03/01/18	407,684
700,000	3.300	(b)	03/01/18	743,911
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/NR)
1,160,000	4.000		08/01/25	1,274,190
1,000,000	4.000		08/01/26	1,081,270
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)
340,000	3.000		04/01/17	352,849
560,000	3.000		04/01/18	582,081
1,270,000	3.250		04/01/21	1,307,084
Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/Aa3)
565,000	5.000		04/01/24	669,960
990,000	4.000		04/01/25	1,082,317
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A-/NR)(b)
625,000	6.625		06/01/17	692,050

				256,991,645

New Hampshire – 1.0%
New Hampshire Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
1,340,000	4.000		10/01/22	1,473,678
1,750,000	4.000		10/01/33	1,756,423

				3,230,101

New Jersey(c) – 2.0%
New Jersey State Economic Development Authority Revenue Bonds School Facilities Construction (Refunding) Series F (A-/A3)
6,000,000	2.031		02/01/18	6,148,260

Pennsylvania – 0.3%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000		10/01/25	1,075,040

Virginia – 1.5%
Fairfax County VA Economic Development Authority Revenue Bonds (Refunding Facilities Project) Series A (AA+/Aa1)
3,900,000	5.000		10/01/23	4,707,846

TOTAL MUNICIPAL BOND OBLIGATIONS				$299,695,121

Shares	Description	Value
Investment Company – 2.4%
627,803	T. Rowe Price Tax-Free High Yield Fund (NR/NR)	$ 7,433,184

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 2.7%
Repurchase Agreement – 2.7%
State Street Bank & Trust Co.
$ 8,440,000	0.000%	08/03/15	$ 8,440,000
Maturity Value: $8,440,000

TOTAL INVESTMENTS – 100.8%			$315,568,305

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%			(2,603,829)

NET ASSETS – 100.0%			$312,964,476

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at July 31, 2015.

(d)	Repurchase agreement was entered into on July 31, 2015. This agreement was fully collateralized by $8,200,000 U.S. Treasury Note, 2.625%, due 11/15/20 with a market value of $8,610,000.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
SPA	— Stand-by Purchase Agreement
VA	— Veterans Administration
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$303,947,724
Gross unrealized gain	12,316,988
Gross unrealized loss	(696,407)
Net unrealized security gain	$11,620,581

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 93.6%
Arizona – 0.4%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$ 504,027

California(a) – 1.9%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/A3)
670,000	0.000	07/01/27	440,686
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000	08/01/24	1,750,021

			2,190,707

Illinois(a) – 0.4%
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (AA-/A3)
500,000	0.000	11/01/19	460,325

Kansas – 84.5%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)
1,090,000	5.000	12/01/27	1,229,258
1,140,000	5.000	12/01/28	1,280,870
1,195,000	5.000	12/01/29	1,329,426
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)
800,000	4.000	10/01/27	850,096
Burlington KS Environment Improvement Revenue Bonds (Refunding-Kansas City Power & Light) Series A (AAA/Aa1)(b)
1,700,000	0.020	09/01/35	1,700,000
Burlington KS Pollution Control Revenue Bonds (Refunding Gas & Electric) (NATL-RE) (AA-/A2)
190,000	4.850	06/01/31	194,799
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000	09/01/18	557,295
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250	09/01/24	1,140,000
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (AA-/NR)
595,000	4.150	12/01/27	634,466
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)
1,000,000	4.000	11/15/16	1,043,340
2,000,000	5.000	11/15/29	2,211,460
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
235,000	3.000	10/01/17	241,639
500,000	3.000	10/01/18	517,225
655,000	4.000	10/01/19	706,699
Coffeyville Public Building Commission Health Care Facilities Revenue Bonds Regional Medical Center (Refunding) Series 2012 (A+/NR)
1,115,000	3.000	08/01/18	1,136,854
County of Shawnee KS Certificates of Participation First Responders Communications Projects Series 2012 (NR/Aa3)
1,145,000	4.000	09/01/26	1,211,753

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A-/NR)
$ 235,000	4.000%	09/01/18	$ 249,373
Dodge City KS Industrial Revenue Bonds (Dodge City Community College Activity Center) Series 2014 (A+/NR)
735,000	2.000	07/15/17	751,552
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000	09/01/20	1,986,481
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)
1,720,000	5.000	09/01/32	1,959,304
750,000	5.000	09/01/40	829,350
Harvey County KS Unified School District No. 373 Newton GO Bonds (Refunding) Series 2014 (A+/NR)
550,000	2.000	09/01/17	562,848
Jackson County KS Unified School District No. 336 Denison-Holton GO Bonds (Refunding & Improvement) Series B (NR/A2)
510,000	2.000	09/01/15	510,637
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) (NR/Aa3)
1,000,000	3.000	09/01/18	1,055,060
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)
1,000,000	4.000	09/01/23	1,089,220
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000	09/01/18	816,712
500,000	4.000	09/01/20	557,460
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)
945,000	4.000	10/01/23	1,032,233
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000	10/01/22	2,833,189
Johnson County KS Unified School District No. 231 GO Bonds (Prerefunded-Refunding & Improvement) Series B (AMBAC) (NR/NR)(c)
650,000	5.000	10/01/16	684,281
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AA-/A3)
500,000	6.000	10/01/16	531,280
Johnson County KS Unified School District No. 231 GO Bonds (Unrefunded) (Refunding & Improvement) Series B (AMBAC) (AA-/NR)
275,000	5.000	10/01/22	288,976
Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)
500,000	5.000	09/01/27	583,185
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)
1,000,000	4.000	10/01/35	1,056,410
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)
825,000	5.500	09/01/36	969,202
Junction City KS GO Bonds (Refunding) Series A (A+/NR)
560,000	5.000	09/01/18	613,670
600,000	5.000	09/01/33	677,160
600,000	5.000	09/01/34	673,230
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)
525,000	3.000	06/01/23	533,017

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)
$ 1,000,000	5.000%	06/01/24	$ 1,158,120
Kansas Power Pool Electric Utility Revenue Bonds (Dogwood Energy Facilities) Series A (NR/A3)
500,000	5.000	12/01/19	553,705
Kansas State Department of Transportation Revenue Bonds Series C-2 (NR/Aa2)(b)
3,000,000	0.030	09/01/22	3,000,000
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series L (NR/A2)
1,750,000	5.000	11/15/20	1,771,910
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)
750,000	5.000	05/15/35	819,142
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa2)
1,000,000	5.500	11/15/23	1,171,000
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa2)
800,000	5.000	11/15/24	869,600
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series A-1 (A-/A1)
500,000	4.875	07/01/27	517,050
1,425,000	5.250	07/01/31	1,476,813
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (AA-/A3)
2,000,000	3.500	06/01/23	2,062,340
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)
1,000,000	5.000	11/15/26	1,105,930
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (AA-/Aa3)
500,000	5.000	11/01/16	527,815
1,500,000	5.000	11/01/20	1,728,150
2,000,000	5.000	11/01/27	2,285,520
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NATL-RE) (AA-/Aa3)(c)
1,000,000	5.250	11/01/17	1,096,420
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA-/Aa3)
3,340,000	5.250	01/01/25	3,794,006
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000	10/01/21	1,113,221
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	303,542
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)(c)
1,455,000	5.250	09/01/19	1,692,281
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)(c)
1,415,000	5.250	09/01/19	1,636,589
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)
500,000	4.000	09/01/26	534,600
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (NATL-RE) (AA-/A3)(c)
150,000	5.000	09/01/15	150,530
Lyons KS Public Building Commission Revenue Bonds (A+/NR)
315,000	5.000	10/01/23	351,225

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Miami County Unified School District No. 367 Osawatomie, KS GO Bonds (Refunding) Series A (AGM) (AA/A2)(c)
$ 1,310,000	5.000%		09/01/15	$ 1,314,624
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding & Improvement) (NATL-RE) (AA-/A3)
365,000	5.000	(c)	09/01/16	383,068
1,285,000	5.000		09/01/17	1,344,907
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125		09/01/21	1,294,293
Pratt County KS Public Building Commission Revenue Bonds (A+/NR)
300,000	5.000		12/01/19	334,968
400,000	5.000		12/01/20	449,956
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NATL-RE) (NR/Aa3)
500,000	4.500		09/01/22	536,015
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)
1,930,000	4.000		09/01/26	2,008,377
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
1,000,000	5.250		08/01/18	1,120,120
Sedgwick County KS Unified School District No. 261 GO Bonds (Prerefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(c)
1,475,000	5.000		11/01/17	1,607,352
Sedgwick County KS Unified School District No. 261 GO Bonds (Unrefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)
25,000	5.000		11/01/32	27,023
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Mortgage Backed Securities Program) AMT Series B-3 (FHLMC/FNMA/GNMA) (NR/Aa1)
395,000	5.250		12/01/38	399,357
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)
1,000,000	5.000		09/01/23	1,170,300
Shawnee County KS Certificates of Participation (Refunding) Series B (NR/Aa3)
845,000	3.000		09/01/20	896,891
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/A1)
200,000	3.750		09/01/18	214,084
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa3)
485,000	4.000		09/01/30	513,882
1,000,000	4.000		09/01/31	1,054,280
1,065,000	5.000		09/01/32	1,231,907
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa2)
435,000	3.000		09/01/22	460,896
450,000	3.000		09/01/23	474,782
490,000	3.000		09/01/25	506,386
Sumner County KS Unified School District No. 353 Wellington GO Bonds (Refunding) Series 2006 (NATL-RE) (AA-/A3)
650,000	4.200		09/01/24	651,917
Topeka KS GO Bonds (Refunding) Series B (AA/Aa3)
1,360,000	2.500		08/15/19	1,360,938
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NATL-RE) (AA-/A3)
35,000	5.000		06/01/16	36,276
1,000,000	5.000		06/01/23	1,122,360

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NATL-RE) (AA-/A3)
$ 300,000	5.000%	06/01/23	$ 336,708
475,000	5.000	06/01/24	532,841
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Refunding & Improvement) (Kansas University Health System) (A+/NR)
530,000	5.000	09/01/29	607,645
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
435,000	3.000	07/01/20	461,291
460,000	3.000	07/01/22	487,085
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa1)
590,000	5.000	12/01/25	691,769
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)
415,000	4.000	10/01/26	455,313
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)
1,000,000	5.000	09/01/24	1,124,630
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,569,371
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
1,400,000	5.000	09/01/20	1,628,774
Wyandotte County Unified School District No. 204 GO Bonds (Unrefunded) (Refunding & Improvement) Series A (NATL-RE) (NR/A1)
750,000	5.000	09/01/21	752,400
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Refunding-Sales Tax-KS International Speedway Corp. Project) Series 2014 (A+/NR)
300,000	5.000	12/01/16	317,067
400,000	5.000	12/01/17	435,568
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Sub Lien-Redevelopment Project Area) (Refunding) Series B (AA-/NR)
455,000	5.000	12/01/16	479,397

			96,943,337

Louisiana – 2.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
2,000,000	5.500	10/01/25	2,319,960

Maryland – 0.8%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
945,000	2.500	06/01/25	876,715

Massachusetts – 0.2%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
260,000	5.300	01/01/30	279,310

Michigan – 0.7%
Michigan State Hospital Finance Authority Revenue Bonds (McLaren Health Care) Series C (NR/Aa3)
750,000	5.000	08/01/15	750,000

Pennsylvania – 0.6%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	650,399

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Carolina – 1.4%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA/A3)
$ 500,000	5.000%	12/01/28	$ 525,925
South Carolina Transportation Infrastructure Bank Revenue Bonds Series A (XLCA) (NR/A1)(c)
1,000,000	5.000	10/01/16	1,053,330

			1,579,255

Washington – 0.7%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A/A2)
750,000	5.250	07/01/25	859,185

TOTAL MUNICIPAL BOND OBLIGATIONS			$107,413,220

Shares	Description	Value
Investment Company – 2.4%
233,184	T. Rowe Price Tax-Free High Yield Fund (NR/NR)	$ 2,760,897

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 2.9%
Repurchase Agreement – 2.9%
State Street Bank & Trust Co.
$ 3,354,000	0.000%	08/03/15	$ 3,354,000
Maturity Value: $3,354,000

TOTAL INVESTMENTS – 98.9%			$113,528,117

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			1,259,978

NET ASSETS – 100.0%			$114,788,095

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at July 31, 2015.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Repurchase agreement was entered into on July 31, 2015. This agreement was fully collateralized by $3,260,000 U.S. Treasury Note, 2.625%, due 11/15/20 with a market value of $3,423,000.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Berkshire Hathaway Assurance Corp.
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$108,633,176
Gross unrealized gain	5,057,382
Gross unrealized loss	(162,441)
Net unrealized security gain	$4,894,941

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, and events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2015:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$73,872,737	$—	$—
Short-term Investment	—	1,028,000	—
Total	$73,872,737	$1,028,000	$—

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$203,667,255	$—	$—
Total	$203,667,255	$—	$—

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$66,574,292	$—	$—
Short-term Investment	—	1,679,000	—
Total	$66,574,292	$1,679,000	$—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$125,644,515	$—
Municipal Bond Obligations	—	94,332,196	—
Mortgage-Backed Obligations	—	177,214,142	—
Corporate Obligations	—	490,913,438	—
Foreign Debt Obligations	243,994	—	—
U.S. Treasury and/or Other U.S. Government Agencies	36,434,903	37,681,282	—
Investment Company	5,156,448	—	—
Short-term Investment	—	20,017,000	—
Total	$41,835,345	$945,802,573	$—

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$4,517,794	$—
Mortgage-Backed Obligations	—	26,734,404	—
U.S. Treasury and/or Other U.S. Government Agencies	34,494,968	81,107,427	—
Short-term Investment	—	6,998,000	—
Total	$34,494,968	$119,357,625	$—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$279,324,406	$—
Investment Company	5,840,359	—	—
Short-term Investment	—	4,569,000	—
Total	$5,840,359	$283,893,406	$—

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$299,695,121	$—
Investment Company	7,433,184	—	—
Short-term Investment	—	8,440,000	—
Total	$7,433,184	$308,135,121	$—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$107,413,220	$—
Investment Company	2,760,897	—	—
Short-term Investment	—	3,354,000	—
Total	$2,760,897	$110,767,220	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

The Funds’ risks include, but are not limited to, the following:

Credit Risks — The fixed income funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

Interest Rate Risks — Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Market Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk).

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Portfolio Concentrations — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ William Schuetter
William Schuetter
President

Date September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Schuetter
William Schuetter
President

Date September 29, 2015

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date September 29, 2015